UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report for Fidelity® Convertible Securities Fund

August 31, 2005

1.805819.101 CVS-QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds 67.8%

		Principal Amount	Value
		(000s) (i)	(000s)
Convertible Bonds – 67.5%

CONSUMER DISCRETIONARY – 8.9%
Auto Components 0.6%
American Axle & Manufacturing Holdings, Inc. 2%
2/15/24 (e)		$12,500	$10,348
Hotels, Restaurants & Leisure 4.3%
Kerzner International Ltd.:
2.375% 4/15/24 (f)		9,000	9,935
2.375% 4/15/24		18,900	20,864
Six Flags, Inc. 4.5% 5/15/15		27,700	35,423
WMS Industries, Inc.:
2.75% 7/15/10 (f)		4,000	6,260
2.75% 7/15/10		2,800	4,382
			76,864
Leisure Equipment & Products – 0.4%
Eastman Kodak Co. 3.375% 10/15/33 (f)		7,800	7,666
Media – 3.6%
Charter Communications, Inc.:
5.875% 11/16/09 (f)		10,000	8,067
5.875% 11/16/09		11,140	8,987
Lamar Advertising Co. 2.875% 12/31/10		8,200	8,353
XM Satellite Radio Holdings, Inc. 1.75% 12/1/09		400	376
XM Satellite Radio, Inc. 1.75% 12/1/09 (f)		39,500	37,592
			63,375

TOTAL CONSUMER DISCRETIONARY			158,253

ENERGY 7.0%
Energy Equipment & Services – 4.1%
Halliburton Co. 3.125% 7/15/23		39,400	67,044
Oil States International, Inc. 2.375% 7/1/25 (f)		4,500	5,721
			72,765
Oil, Gas & Consumable Fuels – 2.9%
McMoRan Exploration Co.:
6% 7/2/08 (f)		1,000	1,411
6% 7/2/08		7,900	11,149
Quicksilver Resources, Inc. 1.875% 11/1/24 (f)		24,500	38,313
			50,873

TOTAL ENERGY			123,638

Quarterly Report	2

Corporate Bonds continued
	Principal Amount	Value
	(000s) (i)	(000s)
Convertible Bonds continued

FINANCIALS – 4.4%
Consumer Finance – 3.9%
American Express Co.:
1.85% 12/1/33 (e)(f)	$36,500	$37,435
1.85% 12/1/33 (e)	12,600	12,923
SLM Corp. 3.6% 7/25/35 (g)	19,020	19,270
		69,628
Insurance – 0.5%
Scottish Re Group Ltd. 4.5% 12/1/22	8,000	9,347

TOTAL FINANCIALS		78,975

HEALTH CARE – 16.3%
Biotechnology – 3.8%
Affymetrix, Inc. 0.75% 12/15/33	7,630	12,570
Amylin Pharmaceuticals, Inc. 2.5% 4/15/11	20,700	22,770
OSI Pharmaceuticals, Inc. 3.25% 9/8/23	6,500	6,364
Protein Design Labs, Inc. 2% 2/15/12 (f)	20,500	26,254
		67,958
Health Care Equipment & Supplies – 10.3%
Bausch & Lomb, Inc. 4.4219% 8/1/23 (g)	29,500	42,620
Cooper Companies, Inc.:
2.625% 7/1/23 (f)	7,500	12,061
2.625% 7/1/23	10,000	16,081
Cytyc Corp.:
2.25% 3/15/24 (f)	17,500	17,938
2.25% 3/15/24	7,600	7,790
Epix Pharmaceuticals, Inc.:
3% 6/15/24 (f)	14,000	10,920
3% 6/15/24	7,000	5,460
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)	15,600	22,721
2.5% 10/1/23	7,400	10,778
Medtronic, Inc. 1.25% 9/15/21	35,000	35,616
		181,985
Pharmaceuticals – 2.2%
MGI Pharma, Inc.:
1.6821% 3/2/24 (e)(f)	20,575	15,406

3 Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal Amount	Value
	(000s) (i)	(000s)
Convertible Bonds continued

HEALTH CARE – continued
Pharmaceuticals – continued
MGI Pharma, Inc.: – continued
1.6821% 3/2/24 (e)	$3,400	$2,546
Roche Holdings, Inc. 0% 7/25/21 (f)	30,000	20,738
		38,690

TOTAL HEALTH CARE		288,633

INDUSTRIALS – 6.8%
Airlines – 0.8%
AirTran Holdings, Inc. 7% 7/1/23	10,000	11,850
Continental Airlines, Inc. 4.5% 2/1/07	3,310	2,845
		14,695
Commercial Services & Supplies – 0.1%
FTI Consulting, Inc. 3.75% 7/15/12 (f)	1,995	2,097
Construction & Engineering – 1.1%
Fluor Corp. 1.5% 2/15/24	15,700	18,967
Industrial Conglomerates – 3.7%
Tyco International Group SA:
3.125% 1/15/23 (f)	39,900	52,580
yankee 3.125% 1/15/23	10,100	13,310
		65,890
Marine – 1.1%
OMI Corp. 2.875% 12/1/24	20,400	19,584

TOTAL INDUSTRIALS		121,233

INFORMATION TECHNOLOGY – 15.7%
Communications Equipment – 4.5%
AudioCodes Ltd. 2% 11/9/24 (f)	10,000	8,600
CIENA Corp. 3.75% 2/1/08	11,000	9,873
Comverse Technology, Inc. 0% 5/15/23	24,330	35,765
Juniper Networks, Inc. 0% 6/15/08	20,900	25,520
		79,758

Quarterly Report

4

Corporate Bonds continued
	Principal Amount		Value
		(000s) (i)	(000s)
Convertible Bonds continued

INFORMATION TECHNOLOGY – continued
Computers & Peripherals – 1.4%
Maxtor Corp.:
2.375% 8/15/12 (f)		$10,000	$9,592
6.8% 4/30/10		15,000	14,810
			24,402
Electronic Equipment & Instruments – 4.5%
Vishay Intertechnology, Inc. 3.625% 8/1/23		80,700	79,187
Internet Software & Services – 0.3%
aQuantive, Inc. 2.25% 8/15/24		3,150	4,772
IT Services – 2.0%
DST Systems, Inc.:
Series A, 4.125% 8/15/23 (f)		12,300	15,384
4.125% 8/15/23		16,800	21,012
			36,396
Semiconductors & Semiconductor Equipment – 3.0%
Agere Systems, Inc. 6.5% 12/15/09		25,100	25,252
Amkor Technology, Inc. 5% 3/15/07		9,800	8,551
Kulicke & Soffa Industries, Inc. 0.5% 11/30/08		5,000	3,669
ON Semiconductor Corp. 0% 4/15/24		20,000	16,375
			53,847

TOTAL INFORMATION TECHNOLOGY			278,362

MATERIALS 0.7%
Metals & Mining – 0.7%
Alamos Gold, Inc. 5.5% 2/15/10 (f)	CAD	10,250	8,648
Coeur d’Alene Mines Corp. 1.25% 1/15/24		4,600	3,475
			12,123

TELECOMMUNICATION SERVICES – 6.5%
Wireless Telecommunication Services – 6.5%
American Tower Corp.:
3.25% 8/1/10 (f)		15,400	30,818
3.25% 8/1/10		7,255	14,519
Crown Castle International Corp. 4% 7/15/10		12,660	30,099
ICO North America, Inc. 7.5% 8/15/09 (h)		6,370	6,752

5 Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal Amount	Value
	(000s) (i)	(000s)
Convertible Bonds continued

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – continued
NII Holdings, Inc.:
2.875% 2/1/34 (f)	$10,000	$15,441
2.875% 2/1/34	11,500	17,757
		115,386

UTILITIES – 1.2%
Independent Power Producers & Energy Traders – 0.2%
Mirant Corp. 2.5% 6/15/21 (d)	3,310	2,913
Multi-Utilities – 1.0%
CMS Energy Corp. 3.375% 7/15/23	11,800	18,775

TOTAL UTILITIES		21,688

TOTAL CONVERTIBLE BONDS		1,198,291
Nonconvertible Bonds – 0.3%

ENERGY 0.3%
Oil, Gas & Consumable Fuels – 0.3%
The Coastal Corp. 6.95% 6/1/28	5,420	4,824
TOTAL CORPORATE BONDS
(Cost $1,103,771)		1,203,115

Common Stocks 13.0%
	Shares

CONSUMER DISCRETIONARY – 2.4%
Diversified Consumer Services – 0.5%
Service Corp. International (SCI)	1,143,000	9,704
Media – 1.9%
EchoStar Communications Corp. Class A	1,099,069	32,895

TOTAL CONSUMER DISCRETIONARY		42,599

ENERGY 2.7%
Energy Equipment & Services – 1.2%
National Oilwell Varco, Inc. (a)	320,900	20,605

Quarterly Report

6

Common Stocks continued
	Shares	Value
		(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – 1.5%
General Maritime Corp.	87,000	$3,250
OMI Corp.	200,000	3,826
Sasol Ltd. sponsored ADR	612,600	20,461
		27,537

TOTAL ENERGY		48,142

FINANCIALS – 0.6%
Capital Markets 0.6%
Lazard Ltd. unit	400,000	10,218
INDUSTRIALS – 0.4%
Airlines – 0.4%
Ryanair Holdings PLC sponsored ADR (a)	130,000	5,953
INFORMATION TECHNOLOGY – 1.5%
Computers & Peripherals – 0.4%
Seagate Technology	460,000	7,631
Internet Software & Services – 0.0%
Homestore, Inc. (a)	31,846	121
Semiconductors & Semiconductor Equipment – 1.1%
Amkor Technology, Inc. (a)	1,243,200	6,340
ON Semiconductor Corp. (a)	2,169,500	12,475
		18,815

TOTAL INFORMATION TECHNOLOGY		26,567

MATERIALS 5.4%
Chemicals – 3.2%
Celanese Corp. Class A	2,700,000	49,761
Monsanto Co.	100,000	6,384
		56,145
Containers & Packaging – 0.6%
Temple-Inland, Inc.	299,900	11,543

7 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value
		(000s)

MATERIALS – continued
Paper & Forest Products 1.6%
Aracruz Celulose SA (PN B) sponsored ADR	247,300	$9,068
Weyerhaeuser Co.	300,000	19,506
		28,574

TOTAL MATERIALS		96,262

TOTAL COMMON STOCKS
(Cost $211,914)		229,741

Convertible Preferred Stocks 17.0%

CONSUMER DISCRETIONARY – 1.2%
Automobiles – 1.2%
General Motors Corp. Series B, 5.25%	1,150,000	21,551

CONSUMER STAPLES 0.5%
Food & Staples Retailing – 0.5%
Rite Aid Corp. 5.50%	370,000	8,845

ENERGY 10.0%
Oil, Gas & Consumable Fuels – 10.0%
Chesapeake Energy Corp.:
5.00% (f)	85,000	12,187
5.00%	75,000	10,754
El Paso Corp. 4.99% (f)	55,500	59,764
Teekay Shipping Corp. Series A, 7.25%	710,600	37,356
Valero Energy Corp. 2.00%	553,800	58,481
		178,542

FINANCIALS – 1.8%
Insurance – 1.0%
Fortis Insurance NV 7.75% (f)	16,700	18,412
Thrifts & Mortgage Finance – 0.8%
Doral Financial Corp.:
4.75% (f)	21,400	3,296
4.75%	66,300	10,210
		13,506

TOTAL FINANCIALS		31,918

Quarterly Report

8

Convertible Preferred Stocks continued
	Shares	Value
		(000s)

INDUSTRIALS – 0.7%
Aerospace & Defense – 0.1%
Northrop Grumman Corp. Series B, 7.00%	15,900	$1,986
Commercial Services & Supplies – 0.6%
Allied Waste Industries, Inc. Series D, 6.25%	40,000	9,938
TOTAL INDUSTRIALS		11,924

MATERIALS 2.8%
Chemicals – 2.8%
Celanese Corp. 4.25%	1,796,400	49,652
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $269,578)		302,432

Money Market Funds 1.4%

Fidelity Cash Central Fund, 3.6% (b)	24,052,826	24,053
Fidelity Securities Lending Cash Central Fund, 3.61% (b)(c)	267,750	268
TOTAL MONEY MARKET FUNDS
(Cost $24,321)		24,321
Cash Equivalents 0.7%
	Maturity
	Amount (000s)
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 3.53%,
dated 8/31/05 due 9/1/05)
(Cost $12,701)	$12,702	12,701

TOTAL INVESTMENT PORTFOLIO 99.9%
(Cost $1,622,285)		1,772,310

NET OTHER ASSETS – 0.1%		1,856

NET ASSETS 100%		$1,774,166

Currency Abbreviation
CAD — Canadian dollar

9 Quarterly Report

Investments (Unaudited) continued

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Non-income producing – issuer filed for bankruptcy or is in default of interest payments.

(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $515,257,000 or 29.0% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,752,000 or 0.4% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
ICO North
America, Inc.
7.5% 8/15/09	8/12/05	$6,370

(i) Principal amount is stated in United States dollars unless otherwise noted.

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,621,566,000. Net unrealized appreciation aggregated $150,744,000, of which $211,620,000 related to appreciated investment securities and $60,876,000 related to depreciated investment securities.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

11 Quarterly Report

Quarterly Holdings Report for Fidelity® Equity Income II Fund

August 31, 2005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 99.6%

	Shares	Value (000s)

CONSUMER DISCRETIONARY – 10.8%
Auto Components 0.0%
Lear Corp.	171,800	$6,477
Automobiles – 0.7%
Monaco Coach Corp.	1,409,900	21,670
Toyota Motor Corp. sponsored ADR	686,800	56,304
Winnebago Industries, Inc.	85,900	2,617
		80,591
Hotels, Restaurants & Leisure 0.6%
McDonald’s Corp.	1,846,100	59,906
Wynn Resorts Ltd. (a)	257,500	12,288
		72,194
Internet & Catalog Retail 0.0%
eBay, Inc. (a)	159,900	6,474
Media – 7.1%
Clear Channel Communications, Inc.	515,200	17,156
Comcast Corp. Class A (special) (a)	1,397,400	42,174
E.W. Scripps Co. Class A	920,269	46,013
Gannett Co., Inc.	2,039,000	148,276
News Corp. Class B	16,655,300	284,639
Omnicom Group, Inc.	167,580	13,480
The New York Times Co. Class A	4,110,710	131,255
Time Warner, Inc.	4,035,100	72,309
Univision Communications, Inc. Class A (a)	558,300	15,018
Walt Disney Co.	2,357,000	59,373
XM Satellite Radio Holdings, Inc. Class A (a)	1,181,191	41,637
		871,330
Multiline Retail – 1.4%
Dollar General Corp.	816,900	15,570
Family Dollar Stores, Inc.	601,100	11,950
Federated Department Stores, Inc.	1,352,200	93,275
JCPenney Co., Inc.	985,700	47,935
Kohl’s Corp. (a)	85,900	4,505
		173,235
Specialty Retail – 1.0%
Best Buy Co., Inc.	257,550	12,275
Home Depot, Inc.	1,459,450	58,845

13 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Office Depot, Inc. (a)	729,900	$21,897
Staples, Inc.	1,244,900	27,338
		120,355

TOTAL CONSUMER DISCRETIONARY		1,330,656

CONSUMER STAPLES 7.7%
Beverages – 2.4%
Coca-Cola Enterprises, Inc.	1,755,600	39,238
PepsiCo, Inc.	343,400	18,835
The Coca-Cola Co.	5,357,300	235,721
		293,794
Food & Staples Retailing – 3.7%
CVS Corp.	3,004,900	88,254
SUPERVALU, Inc.	209,000	7,273
Wal-Mart Stores, Inc.	7,941,000	357,027
		452,554
Food Products 0.4%
Campbell Soup Co.	1,114,400	32,763
McCormick & Co., Inc. (non-vtg.)	343,500	11,648
		44,411
Personal Products 0.0%
Avon Products, Inc.	171,700	5,635
Tobacco 1.2%
Altria Group, Inc.	2,097,500	148,293

TOTAL CONSUMER STAPLES		944,687

ENERGY 12.2%
Energy Equipment & Services – 3.9%
Baker Hughes, Inc.	815,700	47,922
Cooper Cameron Corp. (a)	171,700	12,388
Halliburton Co.	4,375,550	271,153
Schlumberger Ltd. (NY Shares)	1,745,600	150,523
		481,986
Oil, Gas & Consumable Fuels – 8.3%
Amerada Hess Corp.	558,000	70,922
BP PLC sponsored ADR	1,545,600	105,688

Quarterly Report

14

Common Stocks continued
	Shares	Value (000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Canadian Natural Resources Ltd.	901,400	$44,400
El Paso Corp.	5,281,700	61,268
Exxon Mobil Corp.	9,515,800	569,999
Peabody Energy Corp.	429,300	30,768
Total SA sponsored ADR	1,028,300	135,571
		1,018,616

TOTAL ENERGY		1,500,602

FINANCIALS – 29.8%
Capital Markets 5.3%
American Capital Strategies Ltd.	1,631,600	61,560
Bank of New York Co., Inc.	600,900	18,370
Goldman Sachs Group, Inc.	686,800	76,358
Investors Financial Services Corp.	915,600	32,156
Janus Capital Group, Inc.	579,500	8,188
Legg Mason, Inc.	65,500	6,847
Lehman Brothers Holdings, Inc.	644,000	68,045
Mellon Financial Corp.	1,910,000	61,980
Merrill Lynch & Co., Inc.	1,821,500	104,117
National Financial Partners Corp.	176,400	7,744
Northern Trust Corp.	2,316,700	115,464
Nuveen Investments, Inc. Class A	1,349,400	50,737
State Street Corp.	931,600	45,024
		656,590
Commercial Banks – 6.4%
Bank of America Corp.	5,327,800	229,255
Cathay General Bancorp	558,013	18,788
Commerce Bancorp, Inc., New Jersey	343,400	11,579
East West Bancorp, Inc.	2,127,992	72,224
SunTrust Banks, Inc.	400,900	28,175
Synovus Financial Corp.	171,800	4,943
U.S. Bancorp, Delaware	1,459,800	42,655
UCBH Holdings, Inc.	2,395,444	45,681
UnionBanCal Corp.	558,200	37,829
Wachovia Corp.	3,224,757	160,012
Wells Fargo & Co.	2,181,600	130,067
		781,208

15 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

FINANCIALS – continued
Consumer Finance – 1.9%
Capital One Financial Corp.	128,800	$10,593
SLM Corp.	4,385,800	218,194
		228,787
Diversified Financial Services – 3.0%
CapitalSource, Inc. (a)	858,500	16,998
Citigroup, Inc.	4,629,677	202,641
JPMorgan Chase & Co.	4,494,812	152,329
		371,968
Insurance – 5.0%
Allstate Corp.	1,202,200	67,576
American International Group, Inc.	5,218,380	308,928
Genworth Financial, Inc. Class A (non-vtg.)	644,000	20,717
Hartford Financial Services Group, Inc.	1,073,200	78,397
Manulife Financial Corp.	257,600	13,112
MetLife, Inc. unit	2,378,100	65,659
Platinum Underwriters Holdings Ltd.	300,500	9,760
Prudential Financial, Inc.	386,500	24,879
The St. Paul Travelers Companies, Inc.	429,400	18,468
XL Capital Ltd. Class A	171,700	11,933
		619,429
Real Estate 5.4%
Duke Realty Corp.	515,200	16,868
Education Realty Trust, Inc.	412,100	7,603
Equity Lifestyle Properties, Inc.	292,371	13,203
Equity Office Properties Trust	5,362,100	178,558
General Growth Properties, Inc.	7,582,226	341,883
Global Signal, Inc.	171,700	7,165
Macquarie Goodman Group unit	1,807,253	5,823
ProLogis	1,327,700	57,768
United Dominion Realty Trust, Inc. (SBI)	1,264,500	29,943
		658,814
Thrifts & Mortgage Finance – 2.8%
Countrywide Financial Corp.	386,414	13,057
Fannie Mae	1,760,000	89,830
Freddie Mac	815,800	49,258
Golden West Financial Corp., Delaware	1,931,900	117,827
Hudson City Bancorp, Inc.	3,217,700	40,221

Quarterly Report

16

Common Stocks continued
		Shares	Value (000s)

FINANCIALS – continued
Thrifts & Mortgage Finance – continued
Sovereign Bancorp, Inc.		88,300	$2,059
Washington Mutual, Inc.		911,500	37,900
			350,152

TOTAL FINANCIALS			3,666,948

HEALTH CARE – 7.5%
Biotechnology – 1.2%
Amgen, Inc. (a)		364,900	29,156
Amylin Pharmaceuticals, Inc. (a)		1,849,700	60,578
Biogen Idec, Inc. (a)		1,073,300	45,240
ImClone Systems, Inc. (a)		257,600	8,429
			143,403
Health Care Equipment & Supplies – 1.4%
Cooper Companies, Inc.		251,000	17,211
Hospira, Inc. (a)		1,445,400	57,585
Medtronic, Inc.		1,244,810	70,954
Varian, Inc. (a)		694,100	24,710
			170,460
Health Care Providers & Services – 1.3%
Cardinal Health, Inc.		429,300	25,591
Health Net, Inc. (a)		1,257,100	57,965
UnitedHealth Group, Inc.		1,131,500	58,272
WellPoint, Inc. (a)		343,500	25,505
			167,333
Pharmaceuticals – 3.6%
Abbott Laboratories		2,361,700	106,584
Novartis AG sponsored ADR		355,800	17,345
Pfizer, Inc.		4,599,390	117,146
Roche Holding AG sponsored ADR		987,500	68,681
Wyeth		2,885,700	132,136
			441,892

TOTAL HEALTH CARE			923,088

INDUSTRIALS – 6.9%
Aerospace & Defense – 1.2%
Hexcel Corp. (a)		1,255,400	24,418
Honeywell International, Inc.		1,582,830	60,591

	17		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

INDUSTRIALS – continued
Aerospace & Defense – continued
Precision Castparts Corp.	201,800	$19,510
The Boeing Co.	729,900	48,918
		153,437
Electrical Equipment – 0.5%
American Power Conversion Corp.	772,900	20,227
Rockwell Automation, Inc.	815,900	42,459
		62,686
Industrial Conglomerates – 1.4%
General Electric Co.	5,052,410	169,812
Machinery – 1.1%
Caterpillar, Inc.	1,288,300	71,488
Danaher Corp.	468,200	25,077
Dover Corp.	867,000	35,287
		131,852
Road & Rail 2.7%
Burlington Northern Santa Fe Corp.	2,199,100	116,596
Canadian National Railway Co.	128,800	8,499
Canadian Pacific Railway Ltd.	386,300	14,586
Laidlaw International, Inc.	3,045,473	75,375
Norfolk Southern Corp.	3,353,714	119,426
		334,482

TOTAL INDUSTRIALS		852,269

INFORMATION TECHNOLOGY – 14.9%
Communications Equipment – 1.2%
Cisco Systems, Inc. (a)	3,477,900	61,281
Corning, Inc. (a)	1,116,300	22,281
Motorola, Inc.	2,232,700	48,851
Nokia Corp. sponsored ADR	386,400	6,094
QUALCOMM, Inc.	257,700	10,233
		148,740
Computers & Peripherals – 1.1%
Apple Computer, Inc. (a)	300,600	14,107
Hewlett-Packard Co.	4,550,200	126,314
		140,421

Quarterly Report

18

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – 1.0%
Arrow Electronics, Inc. (a)	1,073,500	$32,012
Avnet, Inc. (a)	3,394,500	85,032
		117,044
Internet Software & Services – 0.4%
Yahoo!, Inc. (a)	1,374,165	45,815
Semiconductors & Semiconductor Equipment – 9.2%
Advanced Micro Devices, Inc. (a)	858,500	17,831
Altera Corp. (a)	1,116,400	24,416
Analog Devices, Inc.	3,131,460	114,142
Applied Materials, Inc.	5,324,700	97,495
Cirrus Logic, Inc. (a)	2,748,412	21,712
FormFactor, Inc. (a)	223,100	6,062
Freescale Semiconductor, Inc.:
Class A (a)	308,200	7,360
Class B (a)	3,245,900	78,161
Intel Corp.	7,557,500	194,379
KLA Tencor Corp.	3,345,400	169,813
Lam Research Corp. (a)	2,792,800	88,532
Maxim Integrated Products, Inc.	171,700	7,323
MKS Instruments, Inc. (a)	2,039,600	36,223
National Semiconductor Corp.	6,385,300	159,186
Novellus Systems, Inc. (a)	1,932,000	51,797
Varian Semiconductor Equipment Associates, Inc. (a)	1,332,220	60,363
		1,134,795
Software 2.0%
Microsoft Corp.	9,132,000	250,217

TOTAL INFORMATION TECHNOLOGY		1,837,032

MATERIALS 2.2%
Chemicals – 2.0%
Chemtura Corp.	686,800	11,785
E.I. du Pont de Nemours & Co.	1,502,600	59,458
FMC Corp. (a)	1,819,500	103,639
Lubrizol Corp.	346,400	14,324
Praxair, Inc.	1,136,500	54,893
Sigma Aldrich Corp.	130,300	8,131
		252,230

19 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

MATERIALS – continued
Containers & Packaging – 0.2%
Ball Corp.	515,200	$19,325

TOTAL MATERIALS		271,555

TELECOMMUNICATION SERVICES – 3.4%
Diversified Telecommunication Services – 2.5%
ALLTEL Corp.	2,404,500	149,055
BellSouth Corp.	3,004,800	78,996
Verizon Communications, Inc.	2,375,670	77,708
		305,759
Wireless Telecommunication Services – 0.9%
Sprint Nextel Corp.	4,263,300	110,547

TOTAL TELECOMMUNICATION SERVICES		416,306

UTILITIES – 4.2%
Electric Utilities – 2.3%
Edison International	1,931,700	86,984
El Paso Electric Co. (a)	643,600	13,490
Entergy Corp.	723,100	54,167
Exelon Corp.	1,811,700	97,633
ITC Holdings Corp.	236,500	6,447
Northeast Utilities	558,200	11,119
Pepco Holdings, Inc.	601,100	13,729
		283,569
Gas Utilities 0.4%
AGL Resources, Inc.	1,116,100	41,686
Independent Power Producers & Energy Traders – 0.7%
AES Corp. (a)	515,300	8,111
Constellation Energy Group, Inc.	687,000	40,361
TXU Corp.	429,300	41,651
		90,123
Multi-Utilities – 0.8%
CMS Energy Corp. (a)	1,674,600	26,961

Quarterly Report

20

Common Stocks continued
	Shares	Value (000s)

UTILITIES – continued
Multi-Utilities – continued
Dominion Resources, Inc.	601,000	$45,964
Public Service Enterprise Group, Inc.	429,400	27,718
		100,643

TOTAL UTILITIES		516,021

TOTAL COMMON STOCKS
(Cost $10,929,445)		12,259,164
Convertible Bonds 0.1%
	Principal
	Amount (000s)

INFORMATION TECHNOLOGY – 0.1%
Semiconductors & Semiconductor Equipment – 0.1%
ASM International NV 4.25% 12/6/11 (d)	$ 5,740	5,532
TOTAL CONVERTIBLE BONDS
(Cost $5,775)		5,532
Money Market Funds 0.8%
	Shares
Fidelity Cash Central Fund, 3.6% (b)	53,510,784	53,511
Fidelity Securities Lending Cash Central Fund, 3.61% (b)(c)	43,930,750	43,931
TOTAL MONEY MARKET FUNDS
(Cost $97,442)		97,442
Cash Equivalents 0.1%
	Maturity
	Amount (000s)
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 3.53%,
dated 8/31/05 due 9/1/05)
(Cost $12,934)	$12,935	12,934

TOTAL INVESTMENT PORTFOLIO 100.6%
(Cost $11,045,596)		12,375,072

NET OTHER ASSETS – (0.6)%		(69,193)
NET ASSETS 100%		$ 12,305,879

21		Quarterly Report

Investments (Unaudited) continued Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $5,532,000 or 0.1% of net assets.

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund’s Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

	Value,	Purchases	Sales	Dividend	Value,
Affiliate	beginning of		Proceeds	Income	end of
(Amounts in thousands)	period				period
Eastman Chemical Co.	$214,524	$58,555	$267,362	$5,110	$—
Total	$214,524	$58,555	$267,362	$5,110	$—

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $11,070,888,000. Net unrealized appreciation aggregated $1,304,184,000, of which $1,484,975,000 related to appreciated investment securities and $180,791,000 related to depreciated investment securities.

Quarterly Report

22

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

23 Quarterly Report

Quarterly Holdings Report for Fidelity® Independence Fund

August 31, 2005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks 97.8%

	Shares	Value (000s)

CONSUMER DISCRETIONARY – 12.9%
Diversified Consumer Services – 1.8%
Bright Horizons Family Solutions, Inc. (a)	538,900	$21,190
Regis Corp.	113,800	4,660
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	2,211,600	38,460
Universal Technical Institute, Inc. (a)	571,200	18,284
		82,594
Hotels, Restaurants & Leisure 4.7%
Carnival Corp. unit	2,074,000	102,331
Domino’s Pizza, Inc.	606,700	13,954
Kerzner International Ltd. (a)	958,300	54,671
Las Vegas Sands Corp.	729,100	25,730
Ruth’s Chris Steak House, Inc.	824,189	15,495
		212,181
Household Durables – 0.4%
Garmin Ltd.	9,400	544
Interface, Inc. Class A (a)	1,593,172	16,171
		16,715
Internet & Catalog Retail 0.9%
Coldwater Creek, Inc. (a)	85,800	2,630
eBay, Inc. (a)	999,400	40,466
		43,096
Media – 2.1%
Clear Channel Communications, Inc.	754,400	25,122
Getty Images, Inc. (a)	119,500	10,228
McGraw Hill Companies, Inc.	838,600	40,437
Radio One, Inc. Class D (non-vtg.) (a)	1,355,048	18,944
Spanish Broadcasting System, Inc. Class A (a)	233,706	1,804
		96,535
Multiline Retail – 1.3%
Federated Department Stores, Inc.	185,100	12,768
Target Corp.	831,200	44,677
		57,445
Specialty Retail – 1.7%
AC Moore Arts & Crafts, Inc. (a)	165,700	3,771
bebe Stores, Inc.	754,870	17,755
Cost Plus, Inc. (a)	25,000	538

25 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Guitar Center, Inc. (a)	333,200	$19,126
The Children’s Place Retail Stores, Inc. (a)	883,400	36,140
		77,330

TOTAL CONSUMER DISCRETIONARY		585,896

CONSUMER STAPLES 3.5%
Food & Staples Retailing – 1.4%
CVS Corp.	1,051,100	30,871
Walgreen Co.	702,700	32,556
		63,427
Household Products – 1.3%
Colgate-Palmolive Co.	1,098,400	57,666
Personal Products 0.8%
Avon Products, Inc.	1,132,100	37,156

TOTAL CONSUMER STAPLES		158,249

ENERGY 11.8%
Energy Equipment & Services – 7.3%
BJ Services Co.	1,047,861	66,099
Cooper Cameron Corp. (a)	637,800	46,017
Halliburton Co.	1,815,400	112,500
Nabors Industries Ltd. (a)	580,600	38,900
Schlumberger Ltd. (NY Shares)	321,600	27,732
Weatherford International Ltd. (a)	557,600	37,755
		329,003
Oil, Gas & Consumable Fuels – 4.5%
Arch Coal, Inc.	362,200	23,253
Chesapeake Energy Corp.	974,900	30,817
EnCana Corp.	662,400	32,482
Exxon Mobil Corp.	470,900	28,207
Ultra Petroleum Corp. (a)	663,400	29,349
Valero Energy Corp.	582,800	62,068
		206,176

TOTAL ENERGY		535,179

Quarterly Report

26

Common Stocks continued
	Shares	Value (000s)

FINANCIALS – 7.6%
Capital Markets 0.7%
E*TRADE Financial Corp. (a)	1,113,100	$17,810
Franklin Resources, Inc.	63,700	5,124
Janus Capital Group, Inc.	610,700	8,629
		31,563
Commercial Banks – 2.0%
East West Bancorp, Inc.	246,700	8,373
PrivateBancorp, Inc.	534,900	18,374
UCBH Holdings, Inc.	259,700	4,952
Wells Fargo & Co.	968,600	57,748
		89,447
Consumer Finance – 2.1%
American Express Co.	1,749,800	96,659
Insurance – 2.8%
AFLAC, Inc.	129,400	5,593
AMBAC Financial Group, Inc.	128,500	8,813
American International Group, Inc.	1,838,100	108,816
Prudential Financial, Inc.	66,500	4,281
		127,503

TOTAL FINANCIALS		345,172

HEALTH CARE – 8.9%
Biotechnology – 0.9%
Biogen Idec, Inc. (a)	899,700	37,922
Chiron Corp. (a)	17,200	627
		38,549
Health Care Equipment & Supplies – 3.2%
Advanced Medical Optics, Inc. (a)	252,900	9,954
Alcon, Inc.	154,200	18,203
Animas Corp. (a)	686,000	11,936
Baxter International, Inc.	802,800	32,377
Becton, Dickinson & Co.	278,300	14,647
DENTSPLY International, Inc.	266,400	14,111
Kinetic Concepts, Inc. (a)	344,700	18,890
Medtronic, Inc.	185,600	10,579
Respironics, Inc. (a)	376,100	14,728
		145,425

27 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

HEALTH CARE – continued
Health Care Providers & Services – 3.2%
Covance, Inc. (a)	18,600	$973
Henry Schein, Inc. (a)	1,174,200	48,952
UnitedHealth Group, Inc.	1,888,300	97,247
		147,172
Pharmaceuticals – 1.6%
Johnson & Johnson	427,600	27,106
Novo Nordisk AS Series B sponsored ADR	621,600	32,211
Wyeth	303,060	13,877
		73,194

TOTAL HEALTH CARE		404,340

INDUSTRIALS – 18.6%
Aerospace & Defense – 2.0%
Hexcel Corp. (a)	1,397,000	27,172
Precision Castparts Corp.	388,000	37,512
Rockwell Collins, Inc.	501,000	24,113
		88,797
Air Freight & Logistics – 0.3%
C.H. Robinson Worldwide, Inc.	77,500	4,786
UTI Worldwide, Inc.	94,200	7,108
		11,894
Airlines – 1.3%
Ryanair Holdings PLC sponsored ADR (a)	1,305,400	59,774
Commercial Services & Supplies – 3.8%
Dun & Bradstreet Corp. (a)	334,700	21,310
Herman Miller, Inc.	1,037,000	31,006
HNI Corp.	323,500	18,650
Monster Worldwide, Inc. (a)	705,681	22,045
Navigant Consulting, Inc. (a)	1,494,600	28,906
R.R. Donnelley & Sons Co.	1,406,100	52,532
		174,449
Construction & Engineering – 2.0%
Fluor Corp.	604,500	37,425
Foster Wheeler Ltd. (a)	251,400	6,763
Jacobs Engineering Group, Inc. (a)	714,500	44,585
		88,773

Quarterly Report

28

Common Stocks continued
	Shares	Value (000s)

INDUSTRIALS – continued
Industrial Conglomerates – 4.4%
3M Co.	1,374,000	$97,760
General Electric Co.	2,495,900	83,887
Tyco International Ltd.	648,100	18,037
		199,684
Machinery – 3.7%
Bucyrus International, Inc. Class A	540,300	24,378
Danaher Corp.	478,672	25,638
Joy Global, Inc.	1,923,600	91,948
Miller Industries, Inc. (a)	113,000	1,938
Wabtec Corp.	965,400	25,100
		169,002
Trading Companies & Distributors – 1.1%
Fastenal Co.	356,300	21,585
MSC Industrial Direct Co., Inc. Class A	796,600	27,881
		49,466

TOTAL INDUSTRIALS		841,839

INFORMATION TECHNOLOGY – 25.1%
Communications Equipment – 3.1%
Comverse Technology, Inc. (a)	1,119,620	28,864
Motorola, Inc.	1,511,500	33,072
Nice Systems Ltd. sponsored ADR (a)	107,400	4,644
QUALCOMM, Inc.	1,658,600	65,863
Research In Motion Ltd. (a)	66,800	5,221
SiRF Technology Holdings, Inc. (a)	159,100	4,041
		141,705
Computers & Peripherals – 3.1%
SanDisk Corp. (a)	256,600	9,964
Seagate Technology	5,886,200	97,652
UNOVA, Inc. (a)	1,180,583	34,249
		141,865
Electronic Equipment & Instruments – 1.0%
Agilent Technologies, Inc. (a)	577,700	18,579
CDW Corp.	117,023	6,914
Itron, Inc. (a)	139,400	6,450
ScanSource, Inc. (a)	259,700	11,598
		43,541

29 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (000s)

INFORMATION TECHNOLOGY – continued
Internet Software & Services – 4.6%
Digital River, Inc. (a)	452,400	$17,182
Google, Inc. Class A (sub. vtg.)	518,300	148,234
Yahoo!, Inc. (a)	1,202,100	40,078
		205,494
IT Services – 3.3%
Automatic Data Processing, Inc.	565,400	24,171
Infosys Technologies Ltd.	1,467,343	79,195
Paychex, Inc.	395,100	13,485
Satyam Computer Services Ltd.	2,489,272	29,962
		146,813
Semiconductors & Semiconductor Equipment – 2.3%
Cymer, Inc. (a)	496,700	16,639
Cypress Semiconductor Corp. (a)	961,500	15,028
Maxim Integrated Products, Inc.	685,600	29,241
MEMC Electronic Materials, Inc. (a)	1,679,000	28,308
Microchip Technology, Inc.	336,300	10,466
National Semiconductor Corp.	216,400	5,395
		105,077
Software 7.7%
Blackbaud, Inc.	65,323	856
JAMDAT Mobile, Inc.	139,733	3,324
Kronos, Inc. (a)	720,100	31,202
Microsoft Corp.	7,791,400	213,479
NAVTEQ Corp.	1,177,100	54,782
Net 1 UEPS Technologies, Inc. (a)	11,600	287
Take-Two Interactive Software, Inc. (a)	506,151	12,046
The9 Computer Technology Consulting Co. Ltd. sponsored ADR	619,300	11,562
Ulticom, Inc. (a)	633,900	6,745
Verint Systems, Inc. (a)	416,876	15,900
		350,183

TOTAL INFORMATION TECHNOLOGY		1,134,678

MATERIALS 7.5%
Chemicals – 2.1%
Chemtura Corp.	1,328,500	22,797
Monsanto Co.	427,900	27,317

Quarterly Report

30

Common Stocks continued
	Shares	Value (000s)

MATERIALS – continued
Chemicals – continued
Potash Corp. of Saskatchewan	299,300	$32,854
Praxair, Inc.	276,100	13,336
		96,304
Construction Materials 2.7%
Florida Rock Industries, Inc.	798,850	45,215
Lafarge North America, Inc.	319,083	22,001
Martin Marietta Materials, Inc.	223,000	16,127
Vulcan Materials Co.	513,200	36,873
		120,216
Metals & Mining – 2.7%
Allegheny Technologies, Inc.	1,046,600	28,907
BHP Billiton Ltd. sponsored ADR	1,756,200	54,987
Carpenter Technology Corp.	538,600	30,000
Compass Minerals International, Inc.	365,700	9,000
		122,894

TOTAL MATERIALS		339,414

TELECOMMUNICATION SERVICES – 1.9%
Wireless Telecommunication Services – 1.9%
America Movil SA de CV Series L sponsored ADR	1,312,300	28,871
Sprint Nextel Corp.	2,152,100	55,804
		84,675

TOTAL COMMON STOCKS
(Cost $3,919,745)		4,429,442

Convertible Preferred Stocks 0.0%

INFORMATION TECHNOLOGY – 0.0%
Communications Equipment – 0.0%
Chorum Technologies, Inc. Series E (a)(d)	41,400	0
Procket Networks, Inc. Series C (a)(d)	1,721,344	0
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $17,621)		0

31 Quarterly Report

Investments (Unaudited) continued

Money Market Funds 1.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.6% (b)	7,816,969	$7,817
Fidelity Securities Lending Cash Central Fund, 3.61% (b)(c)	51,932,820	51,933
TOTAL MONEY MARKET FUNDS
(Cost $59,750)		59,750
TOTAL INVESTMENT PORTFOLIO 99.1%
(Cost $3,997,116)		4,489,192
NET OTHER ASSETS – 0.9%		42,959
NET ASSETS 100%		$4,532,151

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Restricted securities – Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Chorum
Technologies, Inc.
Series E	9/19/00	$714
Procket Networks,
Inc. Series C	2/9/01	$17,000

Quarterly Report			32

Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund’s Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

	Value,	Purchases	Sales	Dividend	Value, end of
Affiliate	beginning of		Proceeds	Income	period
(Amounts in thousands)	period
Animas Corp	$—	$ 22,095	$8,434	$—	$—

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $3,999,145,000. Net unrealized appreciation aggregated $490,047,000, of which $601,976,000 related to appreciated investment securities and $111,929,000 related to depreciated investment securities.

33 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

34

Quarterly Holdings Report for Fidelity® Advisor Strategic Dividend & Income Fund Class A Class T Class B Class C Institutional Class

August 31, 2005

1.805772.101 ASDI-QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds 12.0%

		Principal	Value
		Amount
Convertible Bonds – 12.0%

CONSUMER DISCRETIONARY – 2.5%
Hotels, Restaurants & Leisure 1.5%
Carnival Corp. 1.132% 4/29/33 (e)		$6,820,000	$4,968,370
Kerzner International Ltd. 2.375% 4/15/24		4,660,000	5,144,174
Six Flags, Inc. 4.5% 5/15/15		3,300,000	4,220,040
			14,332,584
Media – 1.0%
Charter Communications, Inc. 5.875% 11/16/09		5,860,000	4,727,203
XM Satellite Radio Holdings, Inc. 1.75% 12/1/09		580,000	545,751
XM Satellite Radio, Inc. 1.75% 12/1/09 (f)		4,100,000	3,901,970
			9,174,924

TOTAL CONSUMER DISCRETIONARY			23,507,508

ENERGY 0.8%
Energy Equipment & Services – 0.8%
Halliburton Co. 3.125% 7/15/23		4,260,000	7,248,901

FINANCIALS – 1.1%
Consumer Finance – 1.1%
American Express Co.:
1.85% 12/1/33 (e)(f)		1,800,000	1,846,125
1.85% 12/1/33 (e)		3,850,000	3,948,656
SLM Corp. 3.6% 7/25/35 (g)		4,670,000	4,731,294
			10,526,075

HEALTH CARE – 3.5%
Biotechnology – 1.2%
Affymetrix, Inc. 0.75% 12/15/33		610,000	1,004,975
BioMarin Pharmaceutical, Inc. 3.5% 6/15/08		4,780,000	4,493,200
Protein Design Labs, Inc. 2% 2/15/12 (f)		1,540,000	1,972,232
Serologicals Corp.:
4.75% 8/15/33 (f)		770,000	1,323,707
4.75% 8/15/33		1,500,000	2,578,650
			11,372,764
Health Care Equipment & Supplies – 1.9%
Bausch & Lomb, Inc. 4.4219% 8/1/23 (g)		3,640,000	5,258,890
Cytyc Corp. 2.25% 3/15/24		2,900,000	2,972,500
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)		995,000	1,449,218

Quarterly Report	36

Corporate Bonds continued
	Principal	Value
	Amount
Convertible Bonds continued

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Fisher Scientific International, Inc.: – continued
2.5% 10/1/23	$2,400,000	$3,495,600
Medtronic, Inc. 1.25% 9/15/21	5,480,000	5,576,448
		18,752,656
Pharmaceuticals – 0.4%
MGI Pharma, Inc.:
1.6821% 3/2/24 (e)(f)	2,450,000	1,834,438
1.6821% 3/2/24 (e)	2,460,000	1,841,925
		3,676,363

TOTAL HEALTH CARE		33,801,783

INDUSTRIALS – 1.2%
Airlines – 0.2%
Continental Airlines, Inc. 4.5% 2/1/07	1,690,000	1,452,724
Industrial Conglomerates – 0.4%
Tyco International Group SA yankee 3.125% 1/15/23 .	3,010,000	3,966,578
Marine – 0.6%
OMI Corp. 2.875% 12/1/24	6,300,000	6,048,000

TOTAL INDUSTRIALS		11,467,302

INFORMATION TECHNOLOGY – 2.8%
Communications Equipment – 0.7%
Comverse Technology, Inc. 0% 5/15/23	2,620,000	3,851,400
Juniper Networks, Inc. 0% 6/15/08	2,260,000	2,759,596
		6,610,996
Computers & Peripherals – 0.2%
Maxtor Corp. 6.8% 4/30/10	1,510,000	1,490,823
Electronic Equipment & Instruments – 0.6%
Vishay Intertechnology, Inc. 3.625% 8/1/23	5,560,000	5,456,028
Internet Software & Services – 0.3%
aQuantive, Inc. 2.25% 8/15/24	1,800,000	2,727,000

37 Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
		Principal	Value
		Amount
Convertible Bonds continued

INFORMATION TECHNOLOGY – continued
IT Services – 0.6%
DST Systems, Inc.:
Series A, 4.125% 8/15/23 (f)		$1,240,000	$ 1,550,868
4.125% 8/15/23		3,470,000	4,339,929
			5,890,797
Semiconductors & Semiconductor Equipment – 0.4%
Agere Systems, Inc. 6.5% 12/15/09		4,050,000	4,074,462

TOTAL INFORMATION TECHNOLOGY			26,250,106

UTILITIES – 0.1%
Independent Power Producers & Energy Traders – 0.1%
Mirant Corp. 2.5% 6/15/21 (d)		1,690,000	1,487,200

TOTAL CONVERTIBLE BONDS			114,288,875
Nonconvertible Bonds – 0.0%

CONSUMER DISCRETIONARY – 0.0%
Household Durables – 0.0%
Stanley Martin Communitys LLC 9.75% 8/15/15 (f)		90,000	90,900
TOTAL CORPORATE BONDS
(Cost $114,179,854)			114,379,775

Common Stocks 69.6%
		Shares

CONSUMER DISCRETIONARY – 6.1%
Auto Components 0.3%
Delphi Corp.		195,000	1,082,250
Lear Corp.		58,000	2,186,600
			3,268,850
Diversified Consumer Services – 0.5%
Apollo Group, Inc. Class A (a)		11,000	865,260
Coinmach Service Corp. unit		156,800	2,146,592
Service Corp. International (SCI)		128,000	1,086,720
ServiceMaster Co.		28,000	384,720
			4,483,292

Quarterly Report	38

Common Stocks continued
	Shares	Value

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure 0.8%
Centerplate, Inc. unit	318,800	$3,825,600
Hilton Hotels Corp.	35,600	824,852
McDonald’s Corp.	78,800	2,557,060
Ruth’s Chris Steak House, Inc.	1,800	33,840
		7,241,352
Household Durables – 0.4%
Centex Corp.	8,000	542,000
KB Home	13,800	1,023,408
LG Electronics, Inc.	4,250	254,959
Sony Corp. sponsored ADR	15,000	504,300
Toll Brothers, Inc. (a)	35,000	1,681,750
		4,006,417
Internet & Catalog Retail 0.5%
Coldwater Creek, Inc. (a)	30,000	919,500
eBay, Inc. (a)	63,000	2,550,870
Expedia, Inc., Delaware (a)	17,750	395,115
IAC/InterActiveCorp (a)	17,750	435,763
		4,301,248
Leisure Equipment & Products – 0.5%
Eastman Kodak Co.	189,500	4,618,115
Leapfrog Enterprises, Inc. Class A (a)	40,000	537,600
		5,155,715
Media – 2.1%
Clear Channel Communications, Inc.	75,600	2,517,480
EchoStar Communications Corp. Class A	20,000	598,600
Grupo Televisa SA de CV (CPO) sponsored ADR	15,900	998,520
Lamar Advertising Co. Class A (a)	81,100	3,261,842
News Corp. Class A	22,400	363,104
Omnicom Group, Inc.	9,000	723,960
Spanish Broadcasting System, Inc. Class A (a)	14,100	108,852
The Reader’s Digest Association, Inc. (non-vtg.)	35,000	569,100
Time Warner, Inc.	135,900	2,435,328
Univision Communications, Inc. Class A (a)	154,500	4,156,050
Valassis Communications, Inc. (a)	8,000	315,440
Viacom, Inc. Class B (non-vtg.)	33,130	1,126,089
Walt Disney Co.	113,700	2,864,103
XM Satellite Radio Holdings, Inc. Class A (a)	10,000	352,500
		20,390,968

39 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value

CONSUMER DISCRETIONARY – continued
Multiline Retail – 0.3%
Federated Department Stores, Inc.	14,000	$965,720
Kohl’s Corp. (a)	20,000	1,049,000
Nordstrom, Inc.	25,000	839,500
		2,854,220
Specialty Retail – 0.7%
bebe Stores, Inc.	52,500	1,234,800
Home Depot, Inc.	96,600	3,894,912
Maidenform Brands, Inc.	3,500	57,750
OfficeMax, Inc.	20,000	591,000
Staples, Inc.	25,000	549,000
		6,327,462

TOTAL CONSUMER DISCRETIONARY		58,029,524

CONSUMER STAPLES 2.9%
Beverages – 0.5%
Coca-Cola Enterprises, Inc.	95,800	2,141,130
PepsiCo, Inc.	13,500	740,475
The Coca-Cola Co.	48,000	2,112,000
		4,993,605
Food & Staples Retailing – 0.5%
Kroger Co. (a)	45,000	888,300
Rite Aid Corp. (a)	50,000	204,000
Safeway, Inc.	75,600	1,793,988
Wal-Mart Stores, Inc.	25,000	1,124,000
Walgreen Co.	20,000	926,600
		4,936,888
Food Products 0.6%
B&G Foods, Inc. unit	156,900	2,031,855
Corn Products International, Inc.	22,000	495,440
Interstate Bakeries Corp. (a)	40,000	478,000
Nestle SA (Reg.)	4,000	1,122,762
Tyson Foods, Inc. Class A	66,000	1,173,480
		5,301,537
Household Products – 0.5%
Colgate-Palmolive Co.	89,000	4,672,500

Quarterly Report

40

Common Stocks continued
	Shares	Value

CONSUMER STAPLES – continued
Tobacco 0.8%
Altria Group, Inc.	105,300	$7,444,710

TOTAL CONSUMER STAPLES		27,349,240

ENERGY 8.3%
Energy Equipment & Services – 3.5%
Baker Hughes, Inc.	9,300	546,375
BJ Services Co.	41,900	2,643,052
Dresser-Rand Group, Inc.	3,500	83,965
FMC Technologies, Inc. (a)	45,000	1,809,450
GlobalSantaFe Corp.	50,800	2,381,504
Halliburton Co.	123,200	7,634,704
Hornbeck Offshore Services, Inc. (a)	15,000	532,500
National Oilwell Varco, Inc. (a)	76,514	4,912,964
Pride International, Inc. (a)	83,300	2,107,490
Schlumberger Ltd. (NY Shares)	56,500	4,871,995
Smith International, Inc.	42,000	1,459,080
Transocean, Inc. (a)	20,200	1,192,608
Weatherford International Ltd. (a)	44,400	3,006,324
		33,182,011
Oil, Gas & Consumable Fuels – 4.8%
Amerada Hess Corp.	11,000	1,398,100
Apache Corp.	18,400	1,317,808
Burlington Resources, Inc.	15,300	1,128,987
Chesapeake Energy Corp.	50,973	1,611,257
Chevron Corp.	99,100	6,084,740
ConocoPhillips	32,400	2,136,456
El Paso Corp.	82,000	951,200
Encore Acquisition Co. (a)	18,000	607,140
Exxon Mobil Corp.	314,800	18,856,520
Occidental Petroleum Corp.	24,300	2,017,629
OMI Corp.	50,000	956,500
Pioneer Natural Resources Co.	8,500	419,900
Quicksilver Resources, Inc. (a)	87,450	3,795,330
Valero Energy Corp.	46,000	4,899,000
		46,180,567

TOTAL ENERGY		79,362,578

41 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

FINANCIALS – 24.1%
Capital Markets 2.5%
Bear Stearns Companies, Inc.		8,200	$824,100
Eurocastle Investment Ltd.		15,000	347,020
Investors Financial Services Corp.		18,000	632,160
Lehman Brothers Holdings, Inc.		14,800	1,563,768
Merrill Lynch & Co., Inc.		64,600	3,692,536
Merrill Lynch & Co., Inc. (depositary shares) Series 1, unit		237,700	6,035,203
Morgan Stanley		100,000	5,087,000
National Financial Partners Corp.		16,500	724,350
Nuveen Investments, Inc. Class A		20,000	752,000
State Street Corp.		38,000	1,836,540
TradeStation Group, Inc. (a)		59,500	533,715
UBS AG (NY Shares)		15,000	1,231,500
			23,259,892
Commercial Banks – 2.6%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)		55,000	2,341,900
Bank of America Corp.		269,914	11,614,399
Korea Exchange Bank (a)		130,000	1,358,209
UCBH Holdings, Inc.		68,600	1,308,202
Wachovia Corp.		112,884	5,601,304
Wells Fargo & Co.		40,800	2,432,496
			24,656,510
Consumer Finance – 0.1%
Capital One Financial Corp.		16,650	1,369,296
Diversified Financial Services – 1.5%
Citigroup, Inc.		146,000	6,390,420
JPMorgan Chase & Co.		238,404	8,079,512
			14,469,932
Insurance – 3.8%
ACE Ltd.		62,200	2,762,302
American International Group, Inc.		350,500	20,749,594
Hartford Financial Services Group, Inc.		40,500	2,958,525
Hilb Rogal & Hobbs Co.		43,000	1,514,460
MetLife, Inc.		26,900	1,317,562
PartnerRe Ltd.		48,000	2,913,600
Platinum Underwriters Holdings Ltd.		11,000	357,280
Scottish Re Group Ltd.		35,000	842,100
The Chubb Corp.		7,000	608,720
W.R. Berkley Corp.		61,400	2,179,086
			36,203,229

Quarterly Report	42

Common Stocks continued
		Shares	Value

FINANCIALS – continued
Real Estate 12.6%
American Campus Communities, Inc.		31,500	$741,825
AvalonBay Communities, Inc.		35,460	2,980,058
Boston Properties, Inc.		77,814	5,536,466
Capital Automotive (REIT) (SBI)		24,900	893,163
CarrAmerica Realty Corp.		53,380	1,926,484
Catellus Development Corp.		45,890	1,609,821
CBL & Associates Properties, Inc.		33,740	1,431,251
Cedar Shopping Centers, Inc.		15,400	226,072
CenterPoint Properties Trust (SBI)		52,330	2,206,233
Columbia Equity Trust, Inc.		58,300	876,832
Correctional Properties Trust		43,300	1,266,958
Duke Realty Corp.		118,560	3,881,654
Equity Lifestyle Properties, Inc.		35,160	1,587,826
Equity Office Properties Trust		203,710	6,783,543
Equity Residential (SBI)		191,780	7,243,531
Federal Realty Investment Trust (SBI)		20,920	1,295,366
General Growth Properties, Inc.		159,725	7,202,000
Global Signal, Inc.		5,900	246,207
GMH Communities Trust		47,100	692,370
Healthcare Realty Trust, Inc.		29,300	1,133,910
Highwoods Properties, Inc. (SBI)		50,870	1,570,866
Host Marriott Corp.		72,900	1,275,021
Inland Real Estate Corp.		75,240	1,181,268
Innkeepers USA Trust (SBI)		126,180	1,981,026
Kilroy Realty Corp.		17,420	918,208
Kimco Realty Corp.		154,780	4,894,144
MeriStar Hospitality Corp. (a)		122,100	1,123,320
National Health Investors, Inc.		18,900	547,533
National Health Realty, Inc.		12,600	252,000
Newcastle Investment Corp.		13,400	395,166
Omega Healthcare Investors, Inc.		28,000	371,840
Pan Pacific Retail Properties, Inc.		41,410	2,744,241
Pennsylvania Real Estate Investment Trust (SBI)		23,900	1,031,285
Plum Creek Timber Co., Inc.		103,680	3,810,240
ProLogis		146,990	6,395,535
Public Storage, Inc.		46,040	3,108,621
Rayonier, Inc.		19,880	1,078,490
Reckson Associates Realty Corp.		134,260	4,450,719
Shurgard Storage Centers, Inc. Class A		8,500	470,900
Simon Property Group, Inc.		96,910	7,371,944
SL Green Realty Corp.		40,800	2,698,104

	43		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

FINANCIALS – continued
Real Estate continued
Sun Communities, Inc.		5,000	$169,500
Sunstone Hotel Investors, Inc.		9,700	245,410
Tanger Factory Outlet Centers, Inc.		50,800	1,408,176
Taubman Centers, Inc.		35,900	1,188,290
Trizec Properties, Inc.		199,150	4,458,969
Trustreet Properties, Inc.		19,600	323,204
U-Store-It Trust		45,500	935,480
United Dominion Realty Trust, Inc. (SBI)		198,020	4,689,114
Ventas, Inc.		110,850	3,452,978
Vornado Realty Trust		61,550	5,294,531
			119,597,693
Thrifts & Mortgage Finance – 1.0%
Doral Financial Corp.		57,000	817,380
Fannie Mae		48,400	2,470,336
Freddie Mac		30,900	1,865,742
Golden West Financial Corp., Delaware		16,800	1,024,632
Hudson City Bancorp, Inc.		39,000	487,500
New York Community Bancorp, Inc.		38,000	668,040
Sovereign Bancorp, Inc.		99,500	2,320,340
W Holding Co., Inc.		24,480	241,862
			9,895,832

TOTAL FINANCIALS			229,452,384

HEALTH CARE – 5.5%
Biotechnology – 1.2%
Alkermes, Inc. (a)		8,200	153,996
Alnylam Pharmaceuticals, Inc. (a)		55,000	522,500
Amgen, Inc. (a)		17,000	1,358,300
Biogen Idec, Inc. (a)		30,000	1,264,500
BioMarin Pharmaceutical, Inc. (a)		102,000	880,260
Cephalon, Inc. (a)		92,000	3,727,840
Genentech, Inc. (a)		10,000	939,400
MedImmune, Inc. (a)		57,900	1,732,947
ONYX Pharmaceuticals, Inc. (a)		18,000	358,560
			10,938,303
Health Care Equipment & Supplies – 2.2%
Aspect Medical Systems, Inc. (a)		15,000	455,400
Baxter International, Inc.		231,600	9,340,428
C.R. Bard, Inc.		10,000	643,300

Quarterly Report	44

Common Stocks continued
	Shares	Value

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
CONMED Corp. (a)	15,000	$438,900
Dade Behring Holdings, Inc.	17,400	636,666
Dionex Corp. (a)	2,700	142,290
Medtronic, Inc.	52,100	2,969,700
PerkinElmer, Inc.	40,000	828,000
Syneron Medical Ltd.	15,800	583,336
Thermo Electron Corp. (a)	26,400	736,560
Varian, Inc. (a)	15,000	534,000
Waters Corp. (a)	77,500	3,523,925
		20,832,505
Health Care Providers & Services – 0.3%
McKesson Corp.	19,000	886,730
Sierra Health Services, Inc. (a)	10,700	720,110
UnitedHealth Group, Inc.	32,200	1,658,300
		3,265,140
Pharmaceuticals – 1.8%
Allergan, Inc.	12,500	1,150,625
Connetics Corp. (a)	20,000	381,200
Pfizer, Inc.	183,000	4,661,010
Schering-Plough Corp.	216,600	4,637,406
Teva Pharmaceutical Industries Ltd. sponsored ADR	42,000	1,362,480
Valeant Pharmaceuticals International	12,000	239,760
Wyeth	107,800	4,936,162
		17,368,643

TOTAL HEALTH CARE		52,404,591

INDUSTRIALS – 8.9%
Aerospace & Defense – 2.7%
Hexcel Corp. (a)	55,000	1,069,750
Honeywell International, Inc.	497,300	19,036,644
K&F Industries Holdings, Inc.	8,500	144,500
Precision Castparts Corp.	14,700	1,421,196
Raytheon Co.	73,900	2,898,358
The Boeing Co.	22,900	1,534,758
		26,105,206

45 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

INDUSTRIALS – continued
Air Freight & Logistics – 0.2%
EGL, Inc. (a)		41,000	$1,028,690
Expeditors International of Washington, Inc.		11,000	610,610
			1,639,300
Airlines – 0.4%
ACE Aviation Holdings, Inc. Class A (a)		28,900	884,249
AirTran Holdings, Inc. (a)		44,000	454,520
JetBlue Airways Corp. (a)		50,000	952,500
Northwest Airlines Corp. (a)		165,000	829,950
Southwest Airlines Co.		45,100	600,732
			3,721,951
Building Products 0.3%
Masco Corp.		20,100	616,668
York International Corp.		31,000	1,778,780
			2,395,448
Commercial Services & Supplies – 0.3%
Robert Half International, Inc.		74,200	2,499,056
Construction & Engineering – 0.9%
Chicago Bridge & Iron Co. NV (NY Shares)		58,342	1,809,769
Dycom Industries, Inc. (a)		25,000	443,000
Fluor Corp.		50,100	3,101,691
Foster Wheeler Ltd. (a)		25,000	672,500
Jacobs Engineering Group, Inc. (a)		32,000	1,996,800
MasTec, Inc. (a)		73,900	853,545
			8,877,305
Electrical Equipment – 0.2%
ABB Ltd. sponsored ADR (a)		105,000	765,450
Rockwell Automation, Inc.		25,000	1,301,000
			2,066,450
Industrial Conglomerates – 3.0%
3M Co.		12,000	853,800
General Electric Co.		575,200	19,332,472
Smiths Group PLC		81,000	1,325,377
Tyco International Ltd.		247,800	6,896,274
			28,407,923
Machinery – 0.3%
ITT Industries, Inc.		22,000	2,400,640
Watts Water Technologies, Inc. Class A		24,000	812,640
			3,213,280

Quarterly Report	46

Common Stocks continued
		Shares	Value

INDUSTRIALS – continued
Road & Rail 0.3%
Norfolk Southern Corp.		89,700	$ 3,194,217
Trading Companies & Distributors – 0.3%
Watsco, Inc.		25,000	1,219,000
WESCO International, Inc. (a)		37,000	1,283,900
			2,502,900

TOTAL INDUSTRIALS			84,623,036

INFORMATION TECHNOLOGY – 6.3%
Communications Equipment – 0.6%
Comverse Technology, Inc. (a)		48,000	1,237,440
Juniper Networks, Inc. (a)		68,500	1,557,690
Motorola, Inc.		26,000	568,880
Nokia Corp. sponsored ADR		159,000	2,507,430
			5,871,440
Computers & Peripherals – 1.1%
EMC Corp. (a)		75,000	964,500
Hewlett-Packard Co.		290,900	8,075,384
International Business Machines Corp.		7,700	620,774
Maxtor Corp. (a)		125,000	607,500
Western Digital Corp. (a)		36,200	501,370
			10,769,528
Electronic Equipment & Instruments – 1.1%
Agilent Technologies, Inc. (a)		144,600	4,650,336
Amphenol Corp. Class A		24,000	1,017,840
Avnet, Inc. (a)		5,000	125,250
FARO Technologies, Inc. (a)		10,100	208,666
Jabil Circuit, Inc. (a)		28,000	824,320
Symbol Technologies, Inc.		82,200	754,596
Trimble Navigation Ltd. (a)		22,000	803,440
TTM Technologies, Inc. (a)		50,000	387,000
Vishay Intertechnology, Inc. (a)		122,000	1,573,800
			10,345,248
Internet Software & Services – 0.5%
Akamai Technologies, Inc. (a)		32,000	442,880
Baidu.com, Inc. ADR		800	64,858
Google, Inc. Class A (sub. vtg.)		10,000	2,860,000
Yahoo!, Inc. (a)		51,500	1,717,010
			5,084,748

	47		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

INFORMATION TECHNOLOGY – continued
IT Services – 0.4%
Affiliated Computer Services, Inc. Class A (a)		29,000	$1,506,550
Anteon International Corp. (a)		29,500	1,355,525
Ceridian Corp. (a)		45,000	913,500
			3,775,575
Office Electronics – 0.1%
Xerox Corp. (a)		52,000	697,320
Semiconductors & Semiconductor Equipment – 1.0%
Analog Devices, Inc.		32,000	1,166,400
Cabot Microelectronics Corp. (a)		38,400	1,144,704
Freescale Semiconductor, Inc. Class A (a)		75,500	1,802,940
Intel Corp.		92,000	2,366,240
Maxim Integrated Products, Inc.		37,000	1,578,050
Micron Technology, Inc. (a)		44,000	524,040
PMC-Sierra, Inc. (a)		47,000	398,560
Samsung Electronics Co. Ltd.		1,480	775,272
			9,756,206
Software 1.5%
BEA Systems, Inc. (a)		105,900	934,038
Electronic Arts, Inc. (a)		17,000	973,760
Macrovision Corp. (a)		7,000	129,500
Microsoft Corp.		230,900	6,326,660
NAVTEQ Corp.		32,900	1,531,166
Oracle Corp. (a)		40,000	518,800
PalmSource, Inc. (a)		9,700	96,224
Siebel Systems, Inc.		105,000	866,250
Symantec Corp. (a)		75,000	1,573,500
TIBCO Software, Inc. (a)		52,000	397,280
Ulticom, Inc. (a)		48,000	510,720
			13,857,898

TOTAL INFORMATION TECHNOLOGY			60,157,963

MATERIALS 3.5%
Chemicals – 2.2%
Chemtura Corp.		30,000	514,800
Dow Chemical Co.		15,300	660,960
E.I. du Pont de Nemours & Co.		169,600	6,711,072
Ecolab, Inc.		25,100	828,300
Ferro Corp.		47,000	892,060
Georgia Gulf Corp.		15,000	418,500

Quarterly Report	48

Common Stocks continued
	Shares	Value

MATERIALS – continued
Chemicals – continued
Lyondell Chemical Co.	114,733	$2,960,111
Monsanto Co.	34,000	2,170,560
Mosaic Co. (a)	50,000	807,500
Nalco Holding Co.	15,000	274,500
Praxair, Inc.	40,000	1,932,000
Rockwood Holdings, Inc.	46,400	900,160
Rohm & Haas Co.	27,000	1,172,070
		20,242,593
Construction Materials 0.1%
Martin Marietta Materials, Inc.	16,000	1,157,120
Containers & Packaging – 0.6%
Crown Holdings, Inc. (a)	25,000	422,250
Owens Illinois, Inc. (a)	84,700	2,185,260
Packaging Corp. of America	53,400	1,119,264
Smurfit-Stone Container Corp. (a)	192,200	2,121,888
		5,848,662
Metals & Mining – 0.6%
Alcoa, Inc.	68,700	1,840,473
Freeport-McMoRan Copper & Gold, Inc. Class B	25,000	1,054,250
Newmont Mining Corp.	68,800	2,723,104
		5,617,827

TOTAL MATERIALS		32,866,202

TELECOMMUNICATION SERVICES – 3.0%
Diversified Telecommunication Services – 1.7%
ALLTEL Corp.	12,000	743,880
CenturyTel, Inc.	48,689	1,747,935
Covad Communications Group, Inc. (a)	785,300	950,213
NeuStar, Inc. Class A	5,900	162,309
SBC Communications, Inc.	363,800	8,760,304
Telewest Global, Inc. (a)	60,100	1,334,220
Verizon Communications, Inc.	79,800	2,610,258
		16,309,119
Wireless Telecommunication Services – 1.3%
American Tower Corp. Class A (a)	111,000	2,646,240
Leap Wireless International, Inc. (a)	16,000	546,560

49 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – continued
Nextel Partners, Inc. Class A (a)		100,000	$ 2,624,000
Sprint Nextel Corp.		235,885	6,116,498
			11,933,298

TOTAL TELECOMMUNICATION SERVICES			28,242,417

UTILITIES – 1.0%
Electric Utilities – 0.5%
Entergy Corp.		31,700	2,374,647
ITC Holdings Corp.		1,600	43,616
PPL Corp.		50,600	1,617,176
Westar Energy, Inc.		25,000	600,500
			4,635,939
Independent Power Producers & Energy Traders – 0.1%
AES Corp. (a)		30,600	481,644
TXU Corp.		5,200	504,504
			986,148
Multi-Utilities – 0.4%
CMS Energy Corp. (a)		108,700	1,750,070
PG&E Corp.		47,200	1,770,944
Public Service Enterprise Group, Inc.		5,000	322,750
Xcel Energy, Inc.		7,500	144,300
			3,988,064

TOTAL UTILITIES			9,610,151

TOTAL COMMON STOCKS
(Cost $587,456,555)			662,098,086

Preferred Stocks 16.1%

Convertible Preferred Stocks 6.3%

CONSUMER DISCRETIONARY – 0.3%
Hotels, Restaurants & Leisure 0.2%
Six Flags, Inc. 7.25% PIERS		82,700	1,922,775
Media – 0.1%
Emmis Communications Corp. Series A, 6.25%		10,100	439,451

TOTAL CONSUMER DISCRETIONARY			2,362,226

Quarterly Report	50

Preferred Stocks continued
	Shares	Value
Convertible Preferred Stocks continued

ENERGY 2.9%
Oil, Gas & Consumable Fuels – 2.9%
El Paso Corp. 4.99% (f)	10,000	$10,768,300
Teekay Shipping Corp. Series A, 7.25%	125,000	6,571,250
Valero Energy Corp. 2.00%	96,600	10,200,960
		27,540,510

FINANCIALS – 0.6%
Diversified Financial Services – 0.2%
Carriage Services Capital Trust 7.00% TIDES	45,000	1,912,500
Insurance – 0.4%
Fortis Insurance NV 7.75% (f)	3,734	4,116,735

TOTAL FINANCIALS		6,029,235

INDUSTRIALS – 0.1%
Road & Rail 0.1%
Kansas City Southern 4.25%	1,370	964,124
MATERIALS 1.2%
Chemicals – 0.6%
Celanese Corp. 4.25%	209,300	5,785,052
Containers & Packaging – 0.5%
Owens Illinois, Inc. 4.75%	113,510	4,653,910
Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc. 5.50% (f)	1,050	1,032,235

TOTAL MATERIALS		11,471,197

UTILITIES – 1.2%
Electric Utilities – 0.7%
AES Trust VII 6.00%	140,500	6,708,875
Independent Power Producers & Energy Traders – 0.5%
NRG Energy, Inc. 4.00% (f)	3,900	4,505,729

TOTAL UTILITIES		11,214,604

TOTAL CONVERTIBLE PREFERRED STOCKS		59,581,896

51 Quarterly Report

Investments (Unaudited) continued

Preferred Stocks continued
	Shares	Value
Nonconvertible Preferred Stocks 9.8%

CONSUMER DISCRETIONARY – 0.3%
Household Durables – 0.1%
Hovnanian Enterprises, Inc. Series A, 7.625%	40,000	$996,000
Media – 0.2%
PRIMEDIA, Inc. Series H, 8.625%	20,145	1,989,319

TOTAL CONSUMER DISCRETIONARY		2,985,319

CONSUMER STAPLES 0.1%
Food Products 0.1%
H.J. Heinz Finance Co. 6.226%	10	1,061,400

FINANCIALS – 6.4%
Capital Markets 1.3%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	799,500
Series G, 5.49%	15,000	757,500
Goldman Sachs Group, Inc. Series A, 3.9106%	120,000	3,057,600
Lehman Brothers Holdings, Inc. (depositary shares) Series F,
6.50%	169,015	4,434,954
Merrill Lynch & Co., Inc. Series H, 3.97%	120,000	2,949,600
		11,999,154
Commercial Banks – 1.2%
ABN Amro Capital Funding Trust VII 6.08%	40,400	1,026,160
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	5,005,000
HSBC USA, Inc. Series F, 3.87%	160,000	4,132,800
Santander Finance Preferred SA Unipersonal 6.41%	69,400	1,743,675
		11,907,635
Consumer Finance – 0.4%
SLM Corp.:
4.07%	10,000	1,005,000
Series A, 6.97%	43,400	2,423,890
		3,428,890
Diversified Financial Services – 0.2%
ABN AMRO Capital Funding Trust V 5.90%	20,000	500,000
CIT Group, Inc. Series B, 5.189%	15,000	1,530,150
JPMorgan Chase & Co. (depositary shares) Series H, 6.625% .	6,530	334,989
		2,365,139
Insurance – 0.1%
MetLife, Inc. Series A, 4.39%	40,000	1,022,000

Quarterly Report 52

Preferred Stocks continued
	Shares	Value
Nonconvertible Preferred Stocks continued

FINANCIALS – continued
Real Estate 1.0%
Apartment Investment & Management Co.:
Series Q, 10.10%	46,510	$1,189,261
Series V, 8.00%	79,000	2,026,350
CenterPoint Properties Trust Series D, 5.377%	1,000	997,500
Duke Realty Corp. (depositary shares) Series K, 6.50%	95,800	2,405,538
Gables Residential Trust Series D, 7.50%	40,000	1,008,000
Host Marriott Corp. Series E, 8.875%	20,000	540,000
Vornado Realty Trust Series E, 7.00%	40,000	1,042,400
		9,209,049
Thrifts & Mortgage Finance – 2.2%
Fannie Mae:
7.00%	42,200	2,356,870
Series H, 5.81%	49,200	2,432,940
Series L, 5.125%	90,900	4,145,040
Series N, 5.50%	71,650	3,428,453
Freddie Mac:
Series F, 5.00%	58,500	2,632,500
Series H, 5.10%	10,300	478,950
Series K, 5.79%	35,200	1,781,120
Series O, 5.81%	19,500	1,029,795
Series R, 5.70%	57,000	2,861,400
		21,147,068

TOTAL FINANCIALS		61,078,935

INDUSTRIALS – 0.1%
Aerospace & Defense – 0.1%
RC Trust I 7.00% (a)	9,680	491,865

MATERIALS 0.1%
Chemicals – 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	905,850
Metals & Mining – 0.0%
Alcoa, Inc. 3.75%	6,400	487,040

TOTAL MATERIALS		1,392,890

53 Quarterly Report

Investments (Unaudited) continued

Preferred Stocks continued
	Shares	Value
Nonconvertible Preferred Stocks continued

UTILITIES – 2.8%
Electric Utilities – 2.6%
Alabama Power Co. 5.30%	88,600	$ 2,187,534
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,612,155
Duquesne Light Co. 6.50%	106,050	5,567,625
FPL Group Capital Trust I 5.875%	20,000	504,600
Heco Capital Trust III 6.50%	12,000	318,000
Monongahela Power Co. Series L, 7.73%	10,800	1,090,800
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	379,743
Series B, 5.50%	61,900	1,479,410
Series D 5.00%	69,200	1,539,700
Southern California Edison Co.:
4.78%	46,500	986,265
5.349%	40,000	4,020,000
Series B, 4.08%	27,271	511,604
Series C, 4.24%	94,600	1,797,400
Series D, 4.32%	70,000	1,361,500
		24,356,336
Multi-Utilities – 0.2%
San Diego Gas & Electric Co. 1.70%	67,548	1,760,470

TOTAL UTILITIES		26,116,806

TOTAL NONCONVERTIBLE PREFERRED STOCKS		93,127,215

TOTAL PREFERRED STOCKS
(Cost $143,470,022)		152,709,111

Quarterly Report

54

Money Market Funds 2.7%
	Shares	Value
Fidelity Cash Central Fund, 3.6% (b)	21,477,895	$ 21,477,895
Fidelity Securities Lending Cash Central Fund, 3.61% (b)(c)	3,570,800	3,570,800
TOTAL MONEY MARKET FUNDS
(Cost $25,048,695)		25,048,695
TOTAL INVESTMENT PORTFOLIO 100.4%
(Cost $870,155,126)		954,235,667
NET OTHER ASSETS – (0.4)%		(3,334,097)
NET ASSETS 100%	$ 950,901,570

Security Type Abbreviations

PIERS — Preferred Income Equity Redeemable Securities

TIDES — Term Income Deferred Equity Securities

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Non-income producing – issuer filed for bankruptcy or is in default of interest payments.

(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $39,397,457 or 4.1% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $871,851,911. Net unrealized appreciation aggregated $82,383,756, of which $104,194,310 related to appreciated investment securities and $21,810,554 related to depreciated investment securities.

55 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

56

Quarterly Holdings Report for Fidelity® Strategic Dividend & Income Fund (A Class of Fidelity Advisor Strategic Dividend & Income Fund) August 31, 2005

1.806764.101 SDI-QTLY 1005

Investments August 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds 12.0%

		Principal	Value
		Amount
Convertible Bonds – 12.0%

CONSUMER DISCRETIONARY – 2.5%
Hotels, Restaurants & Leisure 1.5%
Carnival Corp. 1.132% 4/29/33 (e)		$6,820,000	$4,968,370
Kerzner International Ltd. 2.375% 4/15/24		4,660,000	5,144,174
Six Flags, Inc. 4.5% 5/15/15		3,300,000	4,220,040
			14,332,584
Media – 1.0%
Charter Communications, Inc. 5.875% 11/16/09		5,860,000	4,727,203
XM Satellite Radio Holdings, Inc. 1.75% 12/1/09		580,000	545,751
XM Satellite Radio, Inc. 1.75% 12/1/09 (f)		4,100,000	3,901,970
			9,174,924

TOTAL CONSUMER DISCRETIONARY			23,507,508

ENERGY 0.8%
Energy Equipment & Services – 0.8%
Halliburton Co. 3.125% 7/15/23		4,260,000	7,248,901

FINANCIALS – 1.1%
Consumer Finance – 1.1%
American Express Co.:
1.85% 12/1/33 (e)(f)		1,800,000	1,846,125
1.85% 12/1/33 (e)		3,850,000	3,948,656
SLM Corp. 3.6% 7/25/35 (g)		4,670,000	4,731,294
			10,526,075

HEALTH CARE – 3.5%
Biotechnology – 1.2%
Affymetrix, Inc. 0.75% 12/15/33		610,000	1,004,975
BioMarin Pharmaceutical, Inc. 3.5% 6/15/08		4,780,000	4,493,200
Protein Design Labs, Inc. 2% 2/15/12 (f)		1,540,000	1,972,232
Serologicals Corp.:
4.75% 8/15/33 (f)		770,000	1,323,707
4.75% 8/15/33		1,500,000	2,578,650
			11,372,764
Health Care Equipment & Supplies – 1.9%
Bausch & Lomb, Inc. 4.4219% 8/1/23 (g)		3,640,000	5,258,890
Cytyc Corp. 2.25% 3/15/24		2,900,000	2,972,500
Fisher Scientific International, Inc.:
2.5% 10/1/23 (f)		995,000	1,449,218

Quarterly Report	58

Corporate Bonds continued
	Principal	Value
	Amount
Convertible Bonds continued

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
Fisher Scientific International, Inc.: – continued
2.5% 10/1/23	$2,400,000	$3,495,600
Medtronic, Inc. 1.25% 9/15/21	5,480,000	5,576,448
		18,752,656
Pharmaceuticals – 0.4%
MGI Pharma, Inc.:
1.6821% 3/2/24 (e)(f)	2,450,000	1,834,438
1.6821% 3/2/24 (e)	2,460,000	1,841,925
		3,676,363

TOTAL HEALTH CARE		33,801,783

INDUSTRIALS – 1.2%
Airlines – 0.2%
Continental Airlines, Inc. 4.5% 2/1/07	1,690,000	1,452,724
Industrial Conglomerates – 0.4%
Tyco International Group SA yankee 3.125% 1/15/23 .	3,010,000	3,966,578
Marine – 0.6%
OMI Corp. 2.875% 12/1/24	6,300,000	6,048,000

TOTAL INDUSTRIALS		11,467,302

INFORMATION TECHNOLOGY – 2.8%
Communications Equipment – 0.7%
Comverse Technology, Inc. 0% 5/15/23	2,620,000	3,851,400
Juniper Networks, Inc. 0% 6/15/08	2,260,000	2,759,596
		6,610,996
Computers & Peripherals – 0.2%
Maxtor Corp. 6.8% 4/30/10	1,510,000	1,490,823
Electronic Equipment & Instruments – 0.6%
Vishay Intertechnology, Inc. 3.625% 8/1/23	5,560,000	5,456,028
Internet Software & Services – 0.3%
aQuantive, Inc. 2.25% 8/15/24	1,800,000	2,727,000

59 Quarterly Report

Investments (Unaudited) continued

Corporate Bonds continued
		Principal	Value
		Amount
Convertible Bonds continued

INFORMATION TECHNOLOGY – continued
IT Services – 0.6%
DST Systems, Inc.:
Series A, 4.125% 8/15/23 (f)		$1,240,000	$ 1,550,868
4.125% 8/15/23		3,470,000	4,339,929
			5,890,797
Semiconductors & Semiconductor Equipment – 0.4%
Agere Systems, Inc. 6.5% 12/15/09		4,050,000	4,074,462

TOTAL INFORMATION TECHNOLOGY			26,250,106

UTILITIES – 0.1%
Independent Power Producers & Energy Traders – 0.1%
Mirant Corp. 2.5% 6/15/21 (d)		1,690,000	1,487,200

TOTAL CONVERTIBLE BONDS			114,288,875
Nonconvertible Bonds – 0.0%

CONSUMER DISCRETIONARY – 0.0%
Household Durables – 0.0%
Stanley Martin Communitys LLC 9.75% 8/15/15 (f)		90,000	90,900
TOTAL CORPORATE BONDS
(Cost $114,179,854)			114,379,775

Common Stocks 69.6%
		Shares

CONSUMER DISCRETIONARY – 6.1%
Auto Components 0.3%
Delphi Corp.		195,000	1,082,250
Lear Corp.		58,000	2,186,600
			3,268,850
Diversified Consumer Services – 0.5%
Apollo Group, Inc. Class A (a)		11,000	865,260
Coinmach Service Corp. unit		156,800	2,146,592
Service Corp. International (SCI)		128,000	1,086,720
ServiceMaster Co.		28,000	384,720
			4,483,292

Quarterly Report	60

Common Stocks continued
	Shares	Value

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure 0.8%
Centerplate, Inc. unit	318,800	$3,825,600
Hilton Hotels Corp.	35,600	824,852
McDonald’s Corp.	78,800	2,557,060
Ruth’s Chris Steak House, Inc.	1,800	33,840
		7,241,352
Household Durables – 0.4%
Centex Corp.	8,000	542,000
KB Home	13,800	1,023,408
LG Electronics, Inc.	4,250	254,959
Sony Corp. sponsored ADR	15,000	504,300
Toll Brothers, Inc. (a)	35,000	1,681,750
		4,006,417
Internet & Catalog Retail 0.5%
Coldwater Creek, Inc. (a)	30,000	919,500
eBay, Inc. (a)	63,000	2,550,870
Expedia, Inc., Delaware (a)	17,750	395,115
IAC/InterActiveCorp (a)	17,750	435,763
		4,301,248
Leisure Equipment & Products – 0.5%
Eastman Kodak Co.	189,500	4,618,115
Leapfrog Enterprises, Inc. Class A (a)	40,000	537,600
		5,155,715
Media – 2.1%
Clear Channel Communications, Inc.	75,600	2,517,480
EchoStar Communications Corp. Class A	20,000	598,600
Grupo Televisa SA de CV (CPO) sponsored ADR	15,900	998,520
Lamar Advertising Co. Class A (a)	81,100	3,261,842
News Corp. Class A	22,400	363,104
Omnicom Group, Inc.	9,000	723,960
Spanish Broadcasting System, Inc. Class A (a)	14,100	108,852
The Reader’s Digest Association, Inc. (non-vtg.)	35,000	569,100
Time Warner, Inc.	135,900	2,435,328
Univision Communications, Inc. Class A (a)	154,500	4,156,050
Valassis Communications, Inc. (a)	8,000	315,440
Viacom, Inc. Class B (non-vtg.)	33,130	1,126,089
Walt Disney Co.	113,700	2,864,103
XM Satellite Radio Holdings, Inc. Class A (a)	10,000	352,500
		20,390,968

61 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value

CONSUMER DISCRETIONARY – continued
Multiline Retail – 0.3%
Federated Department Stores, Inc.	14,000	$965,720
Kohl’s Corp. (a)	20,000	1,049,000
Nordstrom, Inc.	25,000	839,500
		2,854,220
Specialty Retail – 0.7%
bebe Stores, Inc.	52,500	1,234,800
Home Depot, Inc.	96,600	3,894,912
Maidenform Brands, Inc.	3,500	57,750
OfficeMax, Inc.	20,000	591,000
Staples, Inc.	25,000	549,000
		6,327,462

TOTAL CONSUMER DISCRETIONARY		58,029,524

CONSUMER STAPLES 2.9%
Beverages – 0.5%
Coca-Cola Enterprises, Inc.	95,800	2,141,130
PepsiCo, Inc.	13,500	740,475
The Coca-Cola Co.	48,000	2,112,000
		4,993,605
Food & Staples Retailing – 0.5%
Kroger Co. (a)	45,000	888,300
Rite Aid Corp. (a)	50,000	204,000
Safeway, Inc.	75,600	1,793,988
Wal-Mart Stores, Inc.	25,000	1,124,000
Walgreen Co.	20,000	926,600
		4,936,888
Food Products 0.6%
B&G Foods, Inc. unit	156,900	2,031,855
Corn Products International, Inc.	22,000	495,440
Interstate Bakeries Corp. (a)	40,000	478,000
Nestle SA (Reg.)	4,000	1,122,762
Tyson Foods, Inc. Class A	66,000	1,173,480
		5,301,537
Household Products – 0.5%
Colgate-Palmolive Co.	89,000	4,672,500

Quarterly Report

62

Common Stocks continued
	Shares	Value

CONSUMER STAPLES – continued
Tobacco 0.8%
Altria Group, Inc.	105,300	$7,444,710

TOTAL CONSUMER STAPLES		27,349,240

ENERGY 8.3%
Energy Equipment & Services – 3.5%
Baker Hughes, Inc.	9,300	546,375
BJ Services Co.	41,900	2,643,052
Dresser-Rand Group, Inc.	3,500	83,965
FMC Technologies, Inc. (a)	45,000	1,809,450
GlobalSantaFe Corp.	50,800	2,381,504
Halliburton Co.	123,200	7,634,704
Hornbeck Offshore Services, Inc. (a)	15,000	532,500
National Oilwell Varco, Inc. (a)	76,514	4,912,964
Pride International, Inc. (a)	83,300	2,107,490
Schlumberger Ltd. (NY Shares)	56,500	4,871,995
Smith International, Inc.	42,000	1,459,080
Transocean, Inc. (a)	20,200	1,192,608
Weatherford International Ltd. (a)	44,400	3,006,324
		33,182,011
Oil, Gas & Consumable Fuels – 4.8%
Amerada Hess Corp.	11,000	1,398,100
Apache Corp.	18,400	1,317,808
Burlington Resources, Inc.	15,300	1,128,987
Chesapeake Energy Corp.	50,973	1,611,257
Chevron Corp.	99,100	6,084,740
ConocoPhillips	32,400	2,136,456
El Paso Corp.	82,000	951,200
Encore Acquisition Co. (a)	18,000	607,140
Exxon Mobil Corp.	314,800	18,856,520
Occidental Petroleum Corp.	24,300	2,017,629
OMI Corp.	50,000	956,500
Pioneer Natural Resources Co.	8,500	419,900
Quicksilver Resources, Inc. (a)	87,450	3,795,330
Valero Energy Corp.	46,000	4,899,000
		46,180,567

TOTAL ENERGY		79,362,578

63 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

FINANCIALS – 24.1%
Capital Markets 2.5%
Bear Stearns Companies, Inc.		8,200	$824,100
Eurocastle Investment Ltd.		15,000	347,020
Investors Financial Services Corp.		18,000	632,160
Lehman Brothers Holdings, Inc.		14,800	1,563,768
Merrill Lynch & Co., Inc.		64,600	3,692,536
Merrill Lynch & Co., Inc. (depositary shares) Series 1, unit		237,700	6,035,203
Morgan Stanley		100,000	5,087,000
National Financial Partners Corp.		16,500	724,350
Nuveen Investments, Inc. Class A		20,000	752,000
State Street Corp.		38,000	1,836,540
TradeStation Group, Inc. (a)		59,500	533,715
UBS AG (NY Shares)		15,000	1,231,500
			23,259,892
Commercial Banks – 2.6%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)		55,000	2,341,900
Bank of America Corp.		269,914	11,614,399
Korea Exchange Bank (a)		130,000	1,358,209
UCBH Holdings, Inc.		68,600	1,308,202
Wachovia Corp.		112,884	5,601,304
Wells Fargo & Co.		40,800	2,432,496
			24,656,510
Consumer Finance – 0.1%
Capital One Financial Corp.		16,650	1,369,296
Diversified Financial Services – 1.5%
Citigroup, Inc.		146,000	6,390,420
JPMorgan Chase & Co.		238,404	8,079,512
			14,469,932
Insurance – 3.8%
ACE Ltd.		62,200	2,762,302
American International Group, Inc.		350,500	20,749,594
Hartford Financial Services Group, Inc.		40,500	2,958,525
Hilb Rogal & Hobbs Co.		43,000	1,514,460
MetLife, Inc.		26,900	1,317,562
PartnerRe Ltd.		48,000	2,913,600
Platinum Underwriters Holdings Ltd.		11,000	357,280
Scottish Re Group Ltd.		35,000	842,100
The Chubb Corp.		7,000	608,720
W.R. Berkley Corp.		61,400	2,179,086
			36,203,229

Quarterly Report	64

Common Stocks continued
		Shares	Value

FINANCIALS – continued
Real Estate 12.6%
American Campus Communities, Inc.		31,500	$741,825
AvalonBay Communities, Inc.		35,460	2,980,058
Boston Properties, Inc.		77,814	5,536,466
Capital Automotive (REIT) (SBI)		24,900	893,163
CarrAmerica Realty Corp.		53,380	1,926,484
Catellus Development Corp.		45,890	1,609,821
CBL & Associates Properties, Inc.		33,740	1,431,251
Cedar Shopping Centers, Inc.		15,400	226,072
CenterPoint Properties Trust (SBI)		52,330	2,206,233
Columbia Equity Trust, Inc.		58,300	876,832
Correctional Properties Trust		43,300	1,266,958
Duke Realty Corp.		118,560	3,881,654
Equity Lifestyle Properties, Inc.		35,160	1,587,826
Equity Office Properties Trust		203,710	6,783,543
Equity Residential (SBI)		191,780	7,243,531
Federal Realty Investment Trust (SBI)		20,920	1,295,366
General Growth Properties, Inc.		159,725	7,202,000
Global Signal, Inc.		5,900	246,207
GMH Communities Trust		47,100	692,370
Healthcare Realty Trust, Inc.		29,300	1,133,910
Highwoods Properties, Inc. (SBI)		50,870	1,570,866
Host Marriott Corp.		72,900	1,275,021
Inland Real Estate Corp.		75,240	1,181,268
Innkeepers USA Trust (SBI)		126,180	1,981,026
Kilroy Realty Corp.		17,420	918,208
Kimco Realty Corp.		154,780	4,894,144
MeriStar Hospitality Corp. (a)		122,100	1,123,320
National Health Investors, Inc.		18,900	547,533
National Health Realty, Inc.		12,600	252,000
Newcastle Investment Corp.		13,400	395,166
Omega Healthcare Investors, Inc.		28,000	371,840
Pan Pacific Retail Properties, Inc.		41,410	2,744,241
Pennsylvania Real Estate Investment Trust (SBI)		23,900	1,031,285
Plum Creek Timber Co., Inc.		103,680	3,810,240
ProLogis		146,990	6,395,535
Public Storage, Inc.		46,040	3,108,621
Rayonier, Inc.		19,880	1,078,490
Reckson Associates Realty Corp.		134,260	4,450,719
Shurgard Storage Centers, Inc. Class A		8,500	470,900
Simon Property Group, Inc.		96,910	7,371,944
SL Green Realty Corp.		40,800	2,698,104

	65		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

FINANCIALS – continued
Real Estate continued
Sun Communities, Inc.		5,000	$169,500
Sunstone Hotel Investors, Inc.		9,700	245,410
Tanger Factory Outlet Centers, Inc.		50,800	1,408,176
Taubman Centers, Inc.		35,900	1,188,290
Trizec Properties, Inc.		199,150	4,458,969
Trustreet Properties, Inc.		19,600	323,204
U-Store-It Trust		45,500	935,480
United Dominion Realty Trust, Inc. (SBI)		198,020	4,689,114
Ventas, Inc.		110,850	3,452,978
Vornado Realty Trust		61,550	5,294,531
			119,597,693
Thrifts & Mortgage Finance – 1.0%
Doral Financial Corp.		57,000	817,380
Fannie Mae		48,400	2,470,336
Freddie Mac		30,900	1,865,742
Golden West Financial Corp., Delaware		16,800	1,024,632
Hudson City Bancorp, Inc.		39,000	487,500
New York Community Bancorp, Inc.		38,000	668,040
Sovereign Bancorp, Inc.		99,500	2,320,340
W Holding Co., Inc.		24,480	241,862
			9,895,832

TOTAL FINANCIALS			229,452,384

HEALTH CARE – 5.5%
Biotechnology – 1.2%
Alkermes, Inc. (a)		8,200	153,996
Alnylam Pharmaceuticals, Inc. (a)		55,000	522,500
Amgen, Inc. (a)		17,000	1,358,300
Biogen Idec, Inc. (a)		30,000	1,264,500
BioMarin Pharmaceutical, Inc. (a)		102,000	880,260
Cephalon, Inc. (a)		92,000	3,727,840
Genentech, Inc. (a)		10,000	939,400
MedImmune, Inc. (a)		57,900	1,732,947
ONYX Pharmaceuticals, Inc. (a)		18,000	358,560
			10,938,303
Health Care Equipment & Supplies – 2.2%
Aspect Medical Systems, Inc. (a)		15,000	455,400
Baxter International, Inc.		231,600	9,340,428
C.R. Bard, Inc.		10,000	643,300

Quarterly Report	66

Common Stocks continued
	Shares	Value

HEALTH CARE – continued
Health Care Equipment & Supplies – continued
CONMED Corp. (a)	15,000	$438,900
Dade Behring Holdings, Inc.	17,400	636,666
Dionex Corp. (a)	2,700	142,290
Medtronic, Inc.	52,100	2,969,700
PerkinElmer, Inc.	40,000	828,000
Syneron Medical Ltd.	15,800	583,336
Thermo Electron Corp. (a)	26,400	736,560
Varian, Inc. (a)	15,000	534,000
Waters Corp. (a)	77,500	3,523,925
		20,832,505
Health Care Providers & Services – 0.3%
McKesson Corp.	19,000	886,730
Sierra Health Services, Inc. (a)	10,700	720,110
UnitedHealth Group, Inc.	32,200	1,658,300
		3,265,140
Pharmaceuticals – 1.8%
Allergan, Inc.	12,500	1,150,625
Connetics Corp. (a)	20,000	381,200
Pfizer, Inc.	183,000	4,661,010
Schering-Plough Corp.	216,600	4,637,406
Teva Pharmaceutical Industries Ltd. sponsored ADR	42,000	1,362,480
Valeant Pharmaceuticals International	12,000	239,760
Wyeth	107,800	4,936,162
		17,368,643

TOTAL HEALTH CARE		52,404,591

INDUSTRIALS – 8.9%
Aerospace & Defense – 2.7%
Hexcel Corp. (a)	55,000	1,069,750
Honeywell International, Inc.	497,300	19,036,644
K&F Industries Holdings, Inc.	8,500	144,500
Precision Castparts Corp.	14,700	1,421,196
Raytheon Co.	73,900	2,898,358
The Boeing Co.	22,900	1,534,758
		26,105,206

67 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

INDUSTRIALS – continued
Air Freight & Logistics – 0.2%
EGL, Inc. (a)		41,000	$1,028,690
Expeditors International of Washington, Inc.		11,000	610,610
			1,639,300
Airlines – 0.4%
ACE Aviation Holdings, Inc. Class A (a)		28,900	884,249
AirTran Holdings, Inc. (a)		44,000	454,520
JetBlue Airways Corp. (a)		50,000	952,500
Northwest Airlines Corp. (a)		165,000	829,950
Southwest Airlines Co.		45,100	600,732
			3,721,951
Building Products 0.3%
Masco Corp.		20,100	616,668
York International Corp.		31,000	1,778,780
			2,395,448
Commercial Services & Supplies – 0.3%
Robert Half International, Inc.		74,200	2,499,056
Construction & Engineering – 0.9%
Chicago Bridge & Iron Co. NV (NY Shares)		58,342	1,809,769
Dycom Industries, Inc. (a)		25,000	443,000
Fluor Corp.		50,100	3,101,691
Foster Wheeler Ltd. (a)		25,000	672,500
Jacobs Engineering Group, Inc. (a)		32,000	1,996,800
MasTec, Inc. (a)		73,900	853,545
			8,877,305
Electrical Equipment – 0.2%
ABB Ltd. sponsored ADR (a)		105,000	765,450
Rockwell Automation, Inc.		25,000	1,301,000
			2,066,450
Industrial Conglomerates – 3.0%
3M Co.		12,000	853,800
General Electric Co.		575,200	19,332,472
Smiths Group PLC		81,000	1,325,377
Tyco International Ltd.		247,800	6,896,274
			28,407,923
Machinery – 0.3%
ITT Industries, Inc.		22,000	2,400,640
Watts Water Technologies, Inc. Class A		24,000	812,640
			3,213,280

Quarterly Report	68

Common Stocks continued
		Shares	Value

INDUSTRIALS – continued
Road & Rail 0.3%
Norfolk Southern Corp.		89,700	$ 3,194,217
Trading Companies & Distributors – 0.3%
Watsco, Inc.		25,000	1,219,000
WESCO International, Inc. (a)		37,000	1,283,900
			2,502,900

TOTAL INDUSTRIALS			84,623,036

INFORMATION TECHNOLOGY – 6.3%
Communications Equipment – 0.6%
Comverse Technology, Inc. (a)		48,000	1,237,440
Juniper Networks, Inc. (a)		68,500	1,557,690
Motorola, Inc.		26,000	568,880
Nokia Corp. sponsored ADR		159,000	2,507,430
			5,871,440
Computers & Peripherals – 1.1%
EMC Corp. (a)		75,000	964,500
Hewlett-Packard Co.		290,900	8,075,384
International Business Machines Corp.		7,700	620,774
Maxtor Corp. (a)		125,000	607,500
Western Digital Corp. (a)		36,200	501,370
			10,769,528
Electronic Equipment & Instruments – 1.1%
Agilent Technologies, Inc. (a)		144,600	4,650,336
Amphenol Corp. Class A		24,000	1,017,840
Avnet, Inc. (a)		5,000	125,250
FARO Technologies, Inc. (a)		10,100	208,666
Jabil Circuit, Inc. (a)		28,000	824,320
Symbol Technologies, Inc.		82,200	754,596
Trimble Navigation Ltd. (a)		22,000	803,440
TTM Technologies, Inc. (a)		50,000	387,000
Vishay Intertechnology, Inc. (a)		122,000	1,573,800
			10,345,248
Internet Software & Services – 0.5%
Akamai Technologies, Inc. (a)		32,000	442,880
Baidu.com, Inc. ADR		800	64,858
Google, Inc. Class A (sub. vtg.)		10,000	2,860,000
Yahoo!, Inc. (a)		51,500	1,717,010
			5,084,748

	69		Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

INFORMATION TECHNOLOGY – continued
IT Services – 0.4%
Affiliated Computer Services, Inc. Class A (a)		29,000	$1,506,550
Anteon International Corp. (a)		29,500	1,355,525
Ceridian Corp. (a)		45,000	913,500
			3,775,575
Office Electronics – 0.1%
Xerox Corp. (a)		52,000	697,320
Semiconductors & Semiconductor Equipment – 1.0%
Analog Devices, Inc.		32,000	1,166,400
Cabot Microelectronics Corp. (a)		38,400	1,144,704
Freescale Semiconductor, Inc. Class A (a)		75,500	1,802,940
Intel Corp.		92,000	2,366,240
Maxim Integrated Products, Inc.		37,000	1,578,050
Micron Technology, Inc. (a)		44,000	524,040
PMC-Sierra, Inc. (a)		47,000	398,560
Samsung Electronics Co. Ltd.		1,480	775,272
			9,756,206
Software 1.5%
BEA Systems, Inc. (a)		105,900	934,038
Electronic Arts, Inc. (a)		17,000	973,760
Macrovision Corp. (a)		7,000	129,500
Microsoft Corp.		230,900	6,326,660
NAVTEQ Corp.		32,900	1,531,166
Oracle Corp. (a)		40,000	518,800
PalmSource, Inc. (a)		9,700	96,224
Siebel Systems, Inc.		105,000	866,250
Symantec Corp. (a)		75,000	1,573,500
TIBCO Software, Inc. (a)		52,000	397,280
Ulticom, Inc. (a)		48,000	510,720
			13,857,898

TOTAL INFORMATION TECHNOLOGY			60,157,963

MATERIALS 3.5%
Chemicals – 2.2%
Chemtura Corp.		30,000	514,800
Dow Chemical Co.		15,300	660,960
E.I. du Pont de Nemours & Co.		169,600	6,711,072
Ecolab, Inc.		25,100	828,300
Ferro Corp.		47,000	892,060
Georgia Gulf Corp.		15,000	418,500

Quarterly Report	70

Common Stocks continued
	Shares	Value

MATERIALS – continued
Chemicals – continued
Lyondell Chemical Co.	114,733	$2,960,111
Monsanto Co.	34,000	2,170,560
Mosaic Co. (a)	50,000	807,500
Nalco Holding Co.	15,000	274,500
Praxair, Inc.	40,000	1,932,000
Rockwood Holdings, Inc.	46,400	900,160
Rohm & Haas Co.	27,000	1,172,070
		20,242,593
Construction Materials 0.1%
Martin Marietta Materials, Inc.	16,000	1,157,120
Containers & Packaging – 0.6%
Crown Holdings, Inc. (a)	25,000	422,250
Owens Illinois, Inc. (a)	84,700	2,185,260
Packaging Corp. of America	53,400	1,119,264
Smurfit-Stone Container Corp. (a)	192,200	2,121,888
		5,848,662
Metals & Mining – 0.6%
Alcoa, Inc.	68,700	1,840,473
Freeport-McMoRan Copper & Gold, Inc. Class B	25,000	1,054,250
Newmont Mining Corp.	68,800	2,723,104
		5,617,827

TOTAL MATERIALS		32,866,202

TELECOMMUNICATION SERVICES – 3.0%
Diversified Telecommunication Services – 1.7%
ALLTEL Corp.	12,000	743,880
CenturyTel, Inc.	48,689	1,747,935
Covad Communications Group, Inc. (a)	785,300	950,213
NeuStar, Inc. Class A	5,900	162,309
SBC Communications, Inc.	363,800	8,760,304
Telewest Global, Inc. (a)	60,100	1,334,220
Verizon Communications, Inc.	79,800	2,610,258
		16,309,119
Wireless Telecommunication Services – 1.3%
American Tower Corp. Class A (a)	111,000	2,646,240
Leap Wireless International, Inc. (a)	16,000	546,560

71 Quarterly Report

Investments (Unaudited) continued

Common Stocks continued
		Shares	Value

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – continued
Nextel Partners, Inc. Class A (a)		100,000	$ 2,624,000
Sprint Nextel Corp.		235,885	6,116,498
			11,933,298

TOTAL TELECOMMUNICATION SERVICES			28,242,417

UTILITIES – 1.0%
Electric Utilities – 0.5%
Entergy Corp.		31,700	2,374,647
ITC Holdings Corp.		1,600	43,616
PPL Corp.		50,600	1,617,176
Westar Energy, Inc.		25,000	600,500
			4,635,939
Independent Power Producers & Energy Traders – 0.1%
AES Corp. (a)		30,600	481,644
TXU Corp.		5,200	504,504
			986,148
Multi-Utilities – 0.4%
CMS Energy Corp. (a)		108,700	1,750,070
PG&E Corp.		47,200	1,770,944
Public Service Enterprise Group, Inc.		5,000	322,750
Xcel Energy, Inc.		7,500	144,300
			3,988,064

TOTAL UTILITIES			9,610,151

TOTAL COMMON STOCKS
(Cost $587,456,555)			662,098,086

Preferred Stocks 16.1%

Convertible Preferred Stocks 6.3%

CONSUMER DISCRETIONARY – 0.3%
Hotels, Restaurants & Leisure 0.2%
Six Flags, Inc. 7.25% PIERS		82,700	1,922,775
Media – 0.1%
Emmis Communications Corp. Series A, 6.25%		10,100	439,451

TOTAL CONSUMER DISCRETIONARY			2,362,226

Quarterly Report	72

Preferred Stocks continued
	Shares	Value
Convertible Preferred Stocks continued

ENERGY 2.9%
Oil, Gas & Consumable Fuels – 2.9%
El Paso Corp. 4.99% (f)	10,000	$10,768,300
Teekay Shipping Corp. Series A, 7.25%	125,000	6,571,250
Valero Energy Corp. 2.00%	96,600	10,200,960
		27,540,510

FINANCIALS – 0.6%
Diversified Financial Services – 0.2%
Carriage Services Capital Trust 7.00% TIDES	45,000	1,912,500
Insurance – 0.4%
Fortis Insurance NV 7.75% (f)	3,734	4,116,735

TOTAL FINANCIALS		6,029,235

INDUSTRIALS – 0.1%
Road & Rail 0.1%
Kansas City Southern 4.25%	1,370	964,124
MATERIALS 1.2%
Chemicals – 0.6%
Celanese Corp. 4.25%	209,300	5,785,052
Containers & Packaging – 0.5%
Owens Illinois, Inc. 4.75%	113,510	4,653,910
Metals & Mining – 0.1%
Freeport-McMoRan Copper & Gold, Inc. 5.50% (f)	1,050	1,032,235

TOTAL MATERIALS		11,471,197

UTILITIES – 1.2%
Electric Utilities – 0.7%
AES Trust VII 6.00%	140,500	6,708,875
Independent Power Producers & Energy Traders – 0.5%
NRG Energy, Inc. 4.00% (f)	3,900	4,505,729

TOTAL UTILITIES		11,214,604

TOTAL CONVERTIBLE PREFERRED STOCKS		59,581,896

73 Quarterly Report

Investments (Unaudited) continued

Preferred Stocks continued
	Shares	Value
Nonconvertible Preferred Stocks 9.8%

CONSUMER DISCRETIONARY – 0.3%
Household Durables – 0.1%
Hovnanian Enterprises, Inc. Series A, 7.625%	40,000	$996,000
Media – 0.2%
PRIMEDIA, Inc. Series H, 8.625%	20,145	1,989,319

TOTAL CONSUMER DISCRETIONARY		2,985,319

CONSUMER STAPLES 0.1%
Food Products 0.1%
H.J. Heinz Finance Co. 6.226%	10	1,061,400

FINANCIALS – 6.4%
Capital Markets 1.3%
Bear Stearns Companies, Inc.:
Series E, 6.155%	15,000	799,500
Series G, 5.49%	15,000	757,500
Goldman Sachs Group, Inc. Series A, 3.9106%	120,000	3,057,600
Lehman Brothers Holdings, Inc. (depositary shares) Series F,
6.50%	169,015	4,434,954
Merrill Lynch & Co., Inc. Series H, 3.97%	120,000	2,949,600
		11,999,154
Commercial Banks – 1.2%
ABN Amro Capital Funding Trust VII 6.08%	40,400	1,026,160
First Tennessee Bank NA, Memphis 3.90% (f)	5,000	5,005,000
HSBC USA, Inc. Series F, 3.87%	160,000	4,132,800
Santander Finance Preferred SA Unipersonal 6.41%	69,400	1,743,675
		11,907,635
Consumer Finance – 0.4%
SLM Corp.:
4.07%	10,000	1,005,000
Series A, 6.97%	43,400	2,423,890
		3,428,890
Diversified Financial Services – 0.2%
ABN AMRO Capital Funding Trust V 5.90%	20,000	500,000
CIT Group, Inc. Series B, 5.189%	15,000	1,530,150
JPMorgan Chase & Co. (depositary shares) Series H, 6.625% .	6,530	334,989
		2,365,139
Insurance – 0.1%
MetLife, Inc. Series A, 4.39%	40,000	1,022,000

Quarterly Report 74

Preferred Stocks continued
	Shares	Value
Nonconvertible Preferred Stocks continued

FINANCIALS – continued
Real Estate 1.0%
Apartment Investment & Management Co.:
Series Q, 10.10%	46,510	$1,189,261
Series V, 8.00%	79,000	2,026,350
CenterPoint Properties Trust Series D, 5.377%	1,000	997,500
Duke Realty Corp. (depositary shares) Series K, 6.50%	95,800	2,405,538
Gables Residential Trust Series D, 7.50%	40,000	1,008,000
Host Marriott Corp. Series E, 8.875%	20,000	540,000
Vornado Realty Trust Series E, 7.00%	40,000	1,042,400
		9,209,049
Thrifts & Mortgage Finance – 2.2%
Fannie Mae:
7.00%	42,200	2,356,870
Series H, 5.81%	49,200	2,432,940
Series L, 5.125%	90,900	4,145,040
Series N, 5.50%	71,650	3,428,453
Freddie Mac:
Series F, 5.00%	58,500	2,632,500
Series H, 5.10%	10,300	478,950
Series K, 5.79%	35,200	1,781,120
Series O, 5.81%	19,500	1,029,795
Series R, 5.70%	57,000	2,861,400
		21,147,068

TOTAL FINANCIALS		61,078,935

INDUSTRIALS – 0.1%
Aerospace & Defense – 0.1%
RC Trust I 7.00% (a)	9,680	491,865

MATERIALS 0.1%
Chemicals – 0.1%
E.I. du Pont de Nemours & Co. Series B, 4.50%	9,900	905,850
Metals & Mining – 0.0%
Alcoa, Inc. 3.75%	6,400	487,040

TOTAL MATERIALS		1,392,890

75 Quarterly Report

Investments (Unaudited) continued

Preferred Stocks continued
	Shares	Value
Nonconvertible Preferred Stocks continued

UTILITIES – 2.8%
Electric Utilities – 2.6%
Alabama Power Co. 5.30%	88,600	$ 2,187,534
Consolidated Edison Co. of New York, Inc. Series A, 5.00%	28,705	2,612,155
Duquesne Light Co. 6.50%	106,050	5,567,625
FPL Group Capital Trust I 5.875%	20,000	504,600
Heco Capital Trust III 6.50%	12,000	318,000
Monongahela Power Co. Series L, 7.73%	10,800	1,090,800
Pacific Gas & Electric Co.:
Series A, 5.00%	16,900	379,743
Series B, 5.50%	61,900	1,479,410
Series D 5.00%	69,200	1,539,700
Southern California Edison Co.:
4.78%	46,500	986,265
5.349%	40,000	4,020,000
Series B, 4.08%	27,271	511,604
Series C, 4.24%	94,600	1,797,400
Series D, 4.32%	70,000	1,361,500
		24,356,336
Multi-Utilities – 0.2%
San Diego Gas & Electric Co. 1.70%	67,548	1,760,470

TOTAL UTILITIES		26,116,806

TOTAL NONCONVERTIBLE PREFERRED STOCKS		93,127,215

TOTAL PREFERRED STOCKS
(Cost $143,470,022)		152,709,111

Quarterly Report

76

Money Market Funds 2.7%
	Shares	Value
Fidelity Cash Central Fund, 3.6% (b)	21,477,895	$ 21,477,895
Fidelity Securities Lending Cash Central Fund, 3.61% (b)(c)	3,570,800	3,570,800
TOTAL MONEY MARKET FUNDS
(Cost $25,048,695)		25,048,695
TOTAL INVESTMENT PORTFOLIO 100.4%
(Cost $870,155,126)		954,235,667
NET OTHER ASSETS – (0.4)%		(3,334,097)
NET ASSETS 100%	$ 950,901,570

Security Type Abbreviations

PIERS — Preferred Income Equity Redeemable Securities

TIDES — Term Income Deferred Equity Securities

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund’s holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Non-income producing – issuer filed for bankruptcy or is in default of interest payments.

(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $39,397,457 or 4.1% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Income Tax Information

At August 31, 2005, the aggregate cost of investment securities for income tax purposes was $871,851,911. Net unrealized appreciation aggregated $82,383,756, of which $104,194,310 related to appreciated investment securities and $21,810,554 related to depreciated investment securities.

77 Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

78

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	October 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	October 24, 2005